As filed with the Securities and Exchange Commission on May 15, 2009
               Securities Act of 1933 Registration No. 333-00641
           Investment Company Act of 1940 Registration No. 811-07527
--------------------------------------------------------------------------------



                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       Post-Effective Amendment No. 62 |X|
                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                              Amendment No. 63 |X|

                        (Check appropriate box or boxes)
                          ----------------------------

                                  Turner Funds
               (Exact Name of Registrant as Specified in Charter)

                          c/o The CT Corporation System
                               101 Federal Street
                                Boston, MA 02110
                    (Address of Principal Executive Offices)

                                  610-251-0268
              (Registrant's Telephone Number, including Area Code)
                          ----------------------------

Name and Address of Agent for Service:         with a copy to:

Michael P. Malloy                              Brian F. McNally
Drinker Biddle & Reath LLP                     Turner Investment Partners, Inc.
18th and Cherry Streets                        1205 Westlakes Dr., Suite 100
Philadelphia, PA 19103                         Berwyn, PA 19312-2414

It is proposed that this filing will become effective (check appropriate box)


         [ ] immediately upon filing pursuant to paragraph (b)
         [ ] on (date) pursuant to paragraph (b)
         [x] 60 days after filing pursuant to paragraph (a)(1)
         [ ] on (date) pursuant to paragraph (a)(1)
         [ ] 75 days after filing pursuant to paragraph (a)(2)
         [ ] on (date) pursuant to paragraph (a)(2) of rule 48.5

If appropriate, check the following box:

         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered:  units of beneficial interest.

TURNER FUNDS


                                                                      PROSPECTUS
                                                              [__________], 2009




                              Turner Spectrum Fund
                                 Class C Shares





                               Investment Adviser:
                        Turner Investment Partners, Inc.

    The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.











THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

ABOUT THIS PROSPECTUS

Turner Funds (the "Trust" or the "Funds") is a mutual fund family that offers different classes of shares in separate investment portfolios. This Prospectus gives you important information about the Class C Shares of the Turner Spectrum Fund (the "Fund") that you should know before investing. Please read this Prospectus and keep it for future reference. Shareholders may purchase shares in the Fund through three separate classes, Class C, Institutional Class and Investor Class. Institutional Class Shares and Investor Class Shares are described in a separate prospectus.

This Prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return. For more detailed information about the Fund, please see:

_   Turner Spectrum Fund

_   Investments and Portfolio Management

_   Purchasing, Selling and Exchanging Turner Funds

_   Dividends, Distributions and Taxes

To obtain more information about Turner Funds, please refer to the back cover of this Prospectus.

                                  INTRODUCTION

Risk/Return Information

The Fund is a mutual fund. Generally, a mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Turner Investment Partners, Inc. ("Turner" or the "Adviser") serves as investment adviser for the Fund. Turner invests Fund assets in a way that it believes will help the Fund achieve its objectives. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. Turner's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job Turner does, you could lose money on your investment in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The Fund may be more exposed to a single segment or sector of the economy than other Turner Funds and the amount of exposure that the Fund has to a specific segment or sector may have a large impact on its performance. The effect on the Fund's share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings across issuers, industries or sectors.

Equity Risk

Since it purchases equity securities, including common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, and the prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of liquidation. You could lose all, or a substantial portion, of your investment in the Fund.

TURNER SPECTRUM FUND

Fund Summary

Ticker Symbol - [____] - Class C
CUSIP - [________] - Class C
Fund Number - [____] - Class C
Investment Objective -- Seeks capital appreciation through allocating its assets to various investment strategies ("Investment Strategies"), each managed by a separate portfolio management team at the Adviser.
Investment Focus - U.S. common stocks of any capitalization
Share Price Volatility - Medium
Principal Investment Strategy - The Fund invests primarily in common stocks and other equity securities of U.S. and foreign companies that the Adviser's portfolio management teams believe have superior (in the case of long positions) or inferior (in the case of short positions) return prospects.
Investor Profile - Investors seeking long-term growth of capital

Principal Strategy
The Fund seeks to achieve its investment objective by allocating its assets to various investment strategies ("Investment Strategies"), each managed by a separate portfolio management team at the Adviser. The Fund initially intends to invest the assets of the Fund utilizing the following six Investment Strategies:
(1) Global Consumer; (2) Long/Short Equity; (3) Global Financial Services; (4) Global Medical Sciences; (5) Select Opportunities; and (6) Market Neutral. Each of the Investment Strategies is described in more detail below. The Adviser may add, remove or change an Investment Strategy at any time in its sole discretion. The Fund is not required to maintain allocations to each Investment Strategy in any proportion and the relative allocations will vary based upon the performance of each Investment Strategy or due to other circumstances including, without limitation, capacity and liquidity restraints. Cash flows due to investments and redemptions may be allocated among the Investment Strategies in any manner, as determined by the Adviser in its sole discretion. Although the weightings of each Investment Strategy will vary, it is the Adviser's current intention to attempt to rebalance its investment portfolio annually as of each December 31st to approximately the following equal weightings:

------------------------------------------------- ---------------
Turner Global Consumer Strategy                   16.6%
------------------------------------------------- ---------------
------------------------------------------------- ---------------
Turner Long/Short Equity Strategy                 16.6%
------------------------------------------------- ---------------
------------------------------------------------- ---------------
Turner Global Financial Services Strategy         16.6%
------------------------------------------------- ---------------
------------------------------------------------- ---------------
Turner Global Medical Sciences Strategy           16.6%
------------------------------------------------- ---------------
------------------------------------------------- ---------------
Turner Select Opportunities Strategy              16.6%
------------------------------------------------- ---------------
------------------------------------------------- ---------------
Turner Market Neutral Strategy                    16.6%
------------------------------------------------- ---------------

The Adviser may rebalance the investment portfolio at any other time. These weightings can be changed in the Adviser's discretion without notice to shareholders.

The investment approach and process for each Investment Strategy is as follows:

The Global Consumer Strategy will invest primarily in companies engaged in the consumer discretionary sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Security selection is not based on company size, but rather on an assessment of a company's prospects. The Global Consumer Strategy's holdings may generally range from small companies with over $250 million in market capitalization at the time of purchase to larger, established firms in the consumer discretionary sector. A limited number of investments may also be made in other sectors of the equity markets. Investments are selected by using a combination of quantitative and fundamental research and analysis. The Global Consumer Strategy typically holds between 15 and 75 securities long, and between 15 and 75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Long/Short Equity Strategy will invest in companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the Long/Short Equity Strategy will take long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. Security selection is not based on company size, but rather on an assessment of a company's prospects. The Long/Short Equity Strategy's holdings will generally range from small companies with over $250 million in market capitalization at the time of purchase to larger, established firms in a variety of industries and sectors. A limited number of investments may also be made in other sectors of the equity markets. Investments are selected by using a combination of quantitative and fundamental research and analysis. It is anticipated that the Long/Short Equity Strategy will typically hold between 15 and 75 securities long and between 15 and 75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Global Financial Services Strategy will invest primarily in companies engaged in the financial services sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Security selection is not based on company size, but rather on an assessment of a company's prospects. The Global Financial Services Strategy's holdings may generally range from small companies with over $250 million in market capitalization at the time of purchase to larger, established firms in the financial services industry. A limited number of investments may also be made in other sectors of the equity markets. Investments are selected by using a combination of quantitative and fundamental research and analysis. The Global Financial Services Strategy typically holds between 15 and 75 securities long, and between 15 and 75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Global Medical Sciences Strategy will invest primarily in companies engaged in the health care sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Security selection is not based on company size, but rather on an assessment of a company's prospects. The Global Medical Sciences Strategy's holdings may generally range from small companies with over $250 million in market capitalization at the time of purchase to larger, established firms in the health care industry. A limited number of investments may also be made in other sectors of the equity markets. Investments are selected by using a combination of quantitative and fundamental research and analysis. The Global Medical Sciences Strategy typically holds between 15 and 75 securities long, and between 15 and 75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Select Opportunities Strategy will invest in companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the Select Opportunities Strategy will take long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. Security selection is not based on company size, but rather on an assessment of a company's prospects. The Select Opportunities Strategy's holdings will generally range from small companies with over $100 million in market capitalization at the time of purchase to larger, established firms in a variety of industries and sectors. Investments may also be made in other sectors of the equity markets. Investments are selected by using a combination of quantitative and fundamental research and analysis. It is anticipated that the Select Opportunities Strategy will typically hold between 10 and 50 securities long and between 10 and 50 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Market Neutral Strategy will invest in companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the Market Neutral Strategy will take long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. Security selection is not based on company size, but rather on an assessment of a company's prospects. The Market Neutral's holdings will generally range from small companies with over $500 million in market capitalization at the time of purchase to larger, established firms in a variety of industries and sectors. Investments may also be made in other sectors of the equity markets. Investments are selected by using a combination of quantitative and fundamental research and analysis. It is anticipated that the Market Neutral Strategy will typically hold between 20 and 30 securities long and between 20 and 30 securities short, with a typical allocation generally resulting in a market neutral net exposure, although there can be no assurance that will be the case.

The Investment Strategies utilize short sales. A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. When the Fund makes a short sale in the United States, it must leave the proceeds thereof with the broker and it must also deposit with, or pledge to, the broker an amount of cash or U.S. Government or other securities sufficient under current margin regulations to collateralize its obligation to replace the borrowed securities that have been sold. Local law will govern short sale transactions conducted on a foreign exchange.

The extent to which the Fund will engage in short sales will depend upon the Investment Strategies and Turner's perception of market direction. The Fund has no policy limiting the amount of its capital it may deposit to collateralize its obligation to replace borrowed securities sold short.

The Investment Strategies may utilize options. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Investment Strategies may invest in exchange traded funds ("ETFs"). ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, ETFs seek to track a specified securities index or a basket of securities that an "index provider" selects as representative of a market, market segment or industry sector. An ETF portfolio generally holds the same stocks or bonds as the index it tracks or it may hold a representative sample of such securities. Thus, an ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Fund will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

Turner monitors the market and the Fund's positions to attempt to maintain appropriate levels of risk and volatility. Turner attempts to identify, quantify and manage portfolio risks over potential investment horizons to seek to optimize performance. When in Turner's opinion trading losses or volatility reach unacceptable levels, the Fund will seek to reduce or eliminate exposure to such positions, which may result in temporary investments in cash and cash equivalents.

During normal market conditions, in order to meet applicable margin requirements or otherwise, the Fund may maintain a significant portion of its assets in cash or cash equivalents.

Principal Risks
Since it purchases equity securities, including common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, and the prices of these companies' securities may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of liquidation.

The Fund may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's net asset value and total return.

The Fund is subject to the risks associated with selling securities short. A short sale results in a gain if the price of the securities sold short declines between the date of the short sale and the date on which securities are purchased to replace those borrowed. A short sale results in a loss if the price of the securities sold short increases. Any gain is decreased, and any loss is increased, by the amount of any payment, dividend or interest that the Fund may be required to pay with respect to the borrowed securities, offset (wholly or partly) by short interest credits. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value. A short sale involves a finite opportunity for appreciation, but a theoretically unlimited risk of loss.

The Fund is subject to the risk that medium to large capitalization stocks may underperform other segments of the equity market or the equity markets as a whole. The Fund invests long in companies that Turner believes are favorably priced in relation to their fundamental value and will likely appreciate over time and short in securities of companies that Turner believes are overpriced in relation to their fundamental value and will likely depreciate over time.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stock prices may be more volatile than those of larger companies.

The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and may not increase or may decline in value. The Fund may also enter into foreign currency exchange contracts to hedge the currency risk of portfolio securities denominated in a foreign currency. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging markets feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investment.

Investing in issuers headquartered or otherwise located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investment.

The Fund is subject to risks associated with the use of options, including: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes call options, it may not participate fully in a rise in the market value of the underlying security.

The Fund is subject to risks associated with investments in ETFs. An investment in an ETF generally presents the same primary risks as an investment in a conventional open-end fund that has the same investment objectives, strategies, and policies. Additionally, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile.

The Fund is also subject to taxable income and realized capital gains. Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund may participate in initial public offerings ("IPOs"). Some successful IPOs may have a significant impact on the Fund's performance, especially if the Fund has lower asset levels. There is no guarantee that there will be successful IPOs, or that the Fund will have access to successful IPOs. In addition, as Fund assets grow, the positive impact of successful IPOs on Fund performance tends to decrease.

The Fund may buy and sell securities frequently as part of its investment strategy. This may result in higher transaction costs and additional tax liabilities.

Turner's investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

Performance Information
The Fund commenced operations on May 7, 2009 and does not have a full calendar year of performance. Therefore, no performance returns are presented.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)

                                                                                        Class C Shares
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original
purchase price or redemption proceeds)                                                     1.00%(1)

Annual Fund Operating Expenses (Expenses Deducted From Fund Assets)

                                                                                        Class C Shares
Investment Advisory Fees                                                                     1.50%
Distribution (12b-1) Fees                                                                    0.75%
Total Other Expenses                                                                       0.85%(2)
         Shareholder Servicing Fee                                                   0.25%(3)
Acquired Fund Fees and Expenses                                                           [____%](4)
Total Annual Fund Operating Expenses                                                         3.10%
         Fee Waivers and Expense Reimbursements                                           (0.15)%(5)

Net Total Operating Expenses                                                                 2.95%

(1) A contingent deferred sales charge of 1.00% applies to Class C Shares redeemed within 12 months of purchase. The contingent deferred sales charge may be waived for certain investors, as described on page [__].
(2) Total Other Expenses are based on estimated amounts for the current fiscal year, and include dividends on securities that the Fund sells short ("short-sale dividends"). Short-sale dividends are treated as an expense, and increase the Fund's total expense ratio.
(3) The "Shareholder Servicing Fee" is included as part of the Fund's "Total Other Expenses" and is presented here for information purposes only.
(4) Includes the expenses of Acquired Funds in which the Fund invests (e.g., available cash that is temporarily invested in money market funds). Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
(5) Turner has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Net Total Operating Expenses" of the Class C Shares from exceeding 2.95% through [__________]. Turner may discontinue this arrangement at any time after [__________].

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return, Fund operating expenses are as stated above and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, using these assumptions, your approximate cost of investing $10,000 in the Fund would be:

----------------------------------------- ------------ ------------
                                           1 Year(1)   3 Years(2)
----------------------------------------- ------------ ------------
----------------------------------------- ------------ ------------
Turner Spectrum Fund - Class C Shares       $[___]       $[___]
----------------------------------------- ------------ ------------

(1) A contingent deferred sales charge of 1.00% applies to Class C Shares redeemed within 12 months of purchase. The contingent deferred sales charge may be waived for certain investors, as described on page [__].
(2)  Contingent deferred sales charge is not applicable.

You would pay the following expenses if you did not redeem your shares:

----------------------------------------------------- -------------
                                          1 Year(1)    3 Year(1)
----------------------------------------------------- -------------
----------------------------------------------------- -------------
Turner Spectrum Fund - Class C Shares      $[___]        $[___]
----------------------------------------------------- -------------

(1) Contingent deferred sales charge is not applicable.

INVESTMENTS AND PORTFOLIO MANAGEMENT

More Information about Fund Investments
In addition to the investments and strategies described in this Prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this Prospectus, are further described in our Statement of Additional Information ("SAI").

The investments and strategies described throughout this Prospectus are those that the Fund uses under normal conditions. During normal market conditions, in order to meet applicable margin requirements or otherwise, the Fund may maintain a significant portion of its assets in cash or cash equivalents. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Fund's objectives. The Fund will do so only if Turner believes that the risk of loss in using the Fund's normal strategies and investments outweighs the opportunity for gains.

In order to generate additional income, the Fund may lend its securities pursuant to one or more securities lending agreements (each a "Lending Agreement"). Unless otherwise agreed, security loans made pursuant to a Lending Agreement are required at all times to be continuously secured by collateral consisting of cash, securities of the U.S. government or its agencies or other liquid securities equal to at least 100% of the market value of the loaned securities. Collateral is marked to market daily. The Fund receives an annual fee for its participation in a Lending Agreement, and cash collateral received may be invested pursuant to terms approved by the Trust's Board of Trustees (including, among other things, into money market funds). All such investments are made at the risk of the Fund and, as such, the Fund is liable for investment losses. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

A complete schedule of the Fund's portfolio holdings, current as of month-end, will be available on the Fund's website at www.turnerinvestments.com within 15 business days after the end of each calendar month. This information will remain available on the website at least until updated for the next month or until the Fund files with the Securities and Exchange Commission its semi-annual/annual shareholder report or quarterly portfolio holdings report that includes such period. The Fund may terminate or modify this policy at any time without further notice to shareholders. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the SAI.

Investment Adviser
Turner, an SEC-registered adviser, serves as the Adviser to the Fund. As the Fund's Adviser, Turner makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment programs. Turner and the Fund's Chief Compliance Officer also ensure compliance with the Fund's investment policies and guidelines.

As of [_____], 2009, Turner and its subsidiaries had approximately $[__] billion in assets under management.


A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contract for the Fund will be available in the Fund's semi-annual report for the period ended March 31, 2009.

Prior Performance Information for Similar Accounts Managed By Turner

Turner has experience in managing other accounts with investment objectives substantially similar to the Fund (the "Other Accounts"). Included within these accounts is a private investment partnership ("Partnership") that has an investment objective that is substantially similar to the Fund. The Partnership is structured as a "fund of funds," meaning it invests in other managed investment vehicles ("Underlying Funds") as opposed to investing directly in portfolio securities. The Partnership's Underlying Funds share substantially similar strategies, risks and allocations with the Fund's Investment Strategies. The table below shows the returns for the Other Accounts managed by Turner compared with the S&P 500 Index, Barclays Aggregate Bond Index and Lipper Long/Short Equity Funds Average for the periods shown. The performance history has been adjusted to show the performance net of all Fund fees and expenses of Class C Shares. Such performance reflects the reinvestment of dividends and other earnings, if any. The returns of the S&P 500 Index, Barclays Aggregate Bond Index and Lipper Long/Short Equity Funds Average assume all dividends and distributions have been reinvested.

------------------------- --------------------------------------------------------------------------------------------
                                                                 Total Return

         Period
------------------------- --------------------------------------------------------------------------------------------
                                           Net (of 2.95%* net     S&P 500 Index        Barclays           Lipper
                              Gross       operating expenses)                       Aggregate Bond      Long/Short
                                                                                        Index          Equity Funds
                                                                                                         Average
------------------------- --------------- --------------------- ------------------ ----------------- -----------------
------------------------- --------------- --------------------- ------------------ ----------------- -----------------
   Since Inception(1)         2.48%              1.23%              (16.50)%            7.23%            (12.67)%
  (11/1/08 - 3/31/09)
------------------------- --------------- --------------------- ------------------ ----------------- -----------------

*   Annualized
(1) Prior to 3/1/09, the Partnership did not include an Underlying Fund with investment objectives, strategies and risks similar to the Fund's Market Neutral Investment Strategy.

This information is designed to demonstrate the historical track record of Turner. It does not indicate how any Turner Fund has performed or will perform in the future. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses. The Partnership is not subject to the same diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940 and subchapter M of the Internal Revenue Code. Consequently, the performance results of Turner could have been adversely affected if the Partnership had been regulated as an investment company under the federal securities laws. In addition, securities held by the Fund will not be identical to the securities held by the Other Accounts for the periods shown above. Accordingly, future performance of the Fund will differ from the performance of the Other Accounts.

What is an Index?
An index measures the market price of a specific group of securities in a particular market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions, expenses or taxes. If an index had expenses, its performance would be lower.

Administrator
Turner also serves as Administrator to the Fund, for which it receives an annual administration fee of 0.15% of the Turner Funds' aggregate average daily net assets up to $2 billion and 0.12% of such assets in excess of $2 billion. Under a separate sub-administration agreement between Turner and SEI Global Mutual Funds Services ("SEI"), SEI provides sub-administrative services to the Fund.

More Information about Fund Management

On March 22, 2002, the Securities and Exchange Commission granted an exemptive order to the Funds and Turner that permits Turner to use a "manager of managers" approach in providing investment advisory services to its Funds. Pursuant to the terms of the order, Turner, subject to the supervision and approval of the Funds' Board of Trustees, is permitted to hire, terminate and replace investment sub-advisers or make material changes to investment sub-advisory agreements without shareholder approval. When hiring a new sub-adviser, Turner would, however, furnish shareholders with information that is equivalent to what would be provided in a proxy statement requesting approval of a new sub-adviser. The order also permits Turner and the Funds to disclose to shareholders the aggregate sub-advisory fees paid to sub-advisers, without disclosing the precise amount paid to each sub-adviser.

Turner is not currently using a multi-manager approach to managing the Funds. It may employ such an approach when one of several situations arises. For example, if Turner determines that it does not have the expertise in an investment style or sector that it thinks a Fund should track, it may select a sub-adviser that can fulfill this task. Also, if Turner or one of the Funds' sub-advisers reaches "capacity" on assets managed within a Fund, Turner may select another sub-adviser if the Fund needs to add capacity. Therefore, even where Turner does implement the "manager of managers" approach, all of the Funds might not rely on the approach at any given time.

When and if Turner determines to use the multi-manager approach, it will provide detailed information about the sub-adviser to the Board and make recommendations regarding the appropriate allocation of assets to each sub-adviser. The sub-adviser, in turn, will make investment decisions for the assets allocated to it and continuously review, supervise and administer the Fund's investment programs. It is expected that the "manager of managers" approach, when used from time to time by Turner and the Funds, will (i) reduce Fund expenses to the extent that a manager of managers Fund will not have to prepare and solicit proxies each time a sub-advisory agreement is entered into or modified; (ii) promote efficient hiring and termination according to the judgment of the Board and Turner; and (iii) relieve shareholders of the very responsibility that they are paying Turner to assume, that is, the selection, termination and replacement of sub-advisers. Shareholder approval will be obtained before the "manager of managers" structure is used for any particular Fund.

As investment adviser to the Funds, Turner has the ultimate responsibility over any sub-adviser and is responsible for the investment performance of its Funds.

Portfolio Managers

Each Investment Strategy is managed by a separate team of portfolio managers.

The Global Consumer Strategy is managed by a team led by Jason D. Schrotberger, CFA, with co-managers Bill McVail and Halie O'Shea. The Long/Short Equity Strategy is managed by a team led by Christopher K. McHugh with co-manager Robert E. Turner. The Global Financial Services Strategy is managed by a team led by David Honold with co-managers Mark D. Turner and Rick Wetmore. The Global Medical Sciences Strategy is managed by a team led by Vijay Shankaran with co-managers Frank Sustersic and Heather McMeekin. The Select Opportunities Strategy is managed by a team led by Frank Sustersic with co-managers Heather McMeekin and Vijay Shankaran. The Market Neutral Strategy is managed by a team led by Robert E. Turner with co-managers Jennifer Boden, Christopher K. McHugh, Heather McMeekin and Jason D. Schrotberger.

Robert E. Turner, CFA, Chairman and Chief Investment Officer, is lead manager of the Market Neutral Strategy and co-manager of the Long/Short Equity Strategy. Mr. Turner founded Turner in 1990. Mr. Turner is also lead manager of the Turner Core Growth, Large Cap Growth and Concentrated Growth Funds and co-manager of the Turner International Core Growth Fund. Prior to his current position, he was Senior Investment Manager with Meridian Investment Company. He has 29 years of investment experience.

Mark D. Turner, Vice Chairman, Senior Portfolio Manager/Security Analyst, is co-manager of the Global Financial Services Strategy. Mr. Turner co-founded Turner in 1990. Mr. Turner is also lead manager of the Turner International Core Growth Fund and co-manager of the Turner Large Cap Growth and Core Growth Funds. Prior to 1990, he was Vice President and Senior Portfolio Manager with First Maryland Asset Management. He has 28 years of investment experience.

David Honold, Portfolio Manager/Security Analyst, is lead manager of the Global Financial Services Strategy. Mr. Honold joined Turner in 2005. Prior to joining Turner, Mr. Honold was employed with Keefe, Bruyette & Woods, UBS Warburg, and the Federal Reserve Bank of New York. He has 11 years of investment experience.

Jennifer Boden, Portfolio Manager/Security Analyst, is co-manager of the Market Neutral Strategy. Ms. Boden joined Turner in 2006. Ms. Boden is also co-manager of the Turner Quantitative Broad Market Equity and Quantitative Large Cap Value Funds. She has seven years of investment experience.

Christopher K. McHugh, Senior Portfolio Manager/Security Analyst, is lead manager of the Long/Short Equity Strategy and co-manager of the Market Neutral Strategy. Mr. McHugh co-founded Turner in 1990. Mr. McHugh is also lead manager of the Turner Midcap Growth and New Enterprise Funds and co-manager of the Turner International Core Growth and Concentrated Growth Funds. Prior to 1990, he was a Performance Specialist with Provident Capital Management. He has 24 years of investment experience.

Heather McMeekin, Security Analyst - Healthcare Sector, is co-manager of the Select Opportunities, Global Medical Sciences and Market Neutral Strategies. Ms. McMeekin joined Turner in 2001. Ms. McMeekin is also co-manager of the Turner Large Cap Growth, International Core Growth and Emerging Growth Funds. From February 1998 until February 2001, she was an Associate Equity Research Analyst with UBS Paine Webber. Previously, Ms. McMeekin was a Sales & Investment Associate with Donaldson, Lufkin & Jenrette from 1995 to 1998. She has 15 years of investment experience.

Bill McVail, CFA, Senior Portfolio Manager/Security Analyst, is co-manager of the Global Consumer Strategy. Mr. McVail joined Turner in 1998. Mr. McVail is also lead manager of the Turner Small Cap Growth Fund and co-manager of the Turner Concentrated Growth and Emerging Growth Funds. Prior to 1998, he was a Portfolio Manager at PNC Equity Advisers. He has 22 years of investment experience.

Halie W. O'Shea, Portfolio Manager/Security Analyst, is co-manager of the Global Consumer Strategy. Ms. O'Shea joined Turner in 2003. Ms. O'Shea is co-manager of the Turner Core Growth Fund. Prior to 2003, she was an Equity Research Associate with Janney Montgomery Scott. She has 17 years of investment experience.

Jason D. Schrotberger, CFA, Portfolio Manager/Security Analyst-Consumer Sector, is lead manager of the Global Consumer Strategy and co-manager of the Market Neutral Strategy. Mr. Schrotberger joined Turner in 2001. Mr. Schrotberger is also co-manager of the Turner Midcap Growth, Small Cap Growth and New Enterprise Funds. From 1998 to 2001, he was an Investment Analyst with BlackRock Financial Management. Previously, he was an Equity Analyst with PNC Asset Management from 1997 until 1998. He has 16 years of investment experience.

Vijay Shankaran, Security Analyst/Portfolio Manager, is lead manager of the Global Medical Sciences Strategy and co-manager of the Select Opportunities Strategy. Mr. Shankaran joined Turner in 2006. Prior to joining Turner, Mr. Shankaran was employed by Caxton Associates, MedImmune, Inc. and RiverVest Ventures. He has nine years of investment experience and covers stocks in the healthcare sector.

Frank Sustersic, CFA, Senior Portfolio Manager/Security Analyst, is lead manager of the Select Opportunities Strategy and co-manager of the Global Medical Sciences Strategy. Mr. Sustersic joined Turner in 1994. Mr. Sustersic is also lead manager of the Turner Emerging Growth Fund. Prior to 1994, he was an Investment Officer and Fund Manager with First Fidelity Bank Corporation. He has 21 years of investment experience.

Rick Wetmore, Portfolio Manager/Security Analyst, is co-manager of the Global Financial Services Strategy. Mr. Wetmore joined Turner in 2001. Mr. Wetmore is also co-manager of the Turner Small Cap Growth Fund. He has seven years of investment experience.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Fund.

PURCHASING, SELLING AND EXCHANGING SHARES

Investors may not purchase, sell or exchange shares directly. Shares may be purchased, exchanged, or redeemed only through retirement plans, broker-dealers, bank trust departments, financial advisors, or other financial intermediaries. Shares made available through full service broker-dealers are primarily available only through wrap accounts under which such broker-dealers impose additional fees for services connected to the wrap account. Certain funds may not be available through certain of these intermediaries and not all financial intermediaries offer all classes of shares. Because you are investing through a financial institution, you will have to follow its procedures, which may differ from the procedures for investing directly with us. For example, in order for your transaction to be processed on the day that the order is placed, your financial institution may require you to place your order at an earlier time in the day than would be required if you were placing the order directly with the Fund. This allows the financial institution time to process your order and transmit it to the Funds' Transfer Agent so that your order may be completed. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly.

All purchases, exchanges, redemptions, or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption, and other requests to the Fund under the arrangements made between your financial intermediary or plan sponsor and its customers. The Fund is not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

How To Buy Shares
Purchases of Shares may generally be made only through institutional channels such as retirement plans, broker-dealers, and other financial intermediaries. Contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund, including additional information on minimum initial or subsequent investment requirements. Your financial intermediary may charge you a separate or additional fee for processing purchases of shares. Only certain financial intermediaries are authorized to receive purchase orders on the Fund's behalf.

Minimum Initial Investments
o In general, the Fund's minimum initial investment is $2,500 for Class C
  Shares;
o The minimum initial investment for the Systematic Investment Plan is $1,000 for Class C Shares; and
o The minimum initial investment for Individual Retirement Accounts is $2,000 for Class C Shares.

We reserve the right to waive the minimum initial investment requirement.

Minimum Subsequent Investments
o $50 for Class C Shares; and
o $50 for Class C Shares through the Systematic Investment Plan.

We reserve the right to waive the minimum subsequent investment requirement. We may waive this minimum for persons investing in the Fund through a "wrap" or managed account program, or through an employer-sponsored retirement plan. Investors purchasing shares of the Fund through a wrap or managed account program may incur expenses in addition to those charged by the Fund. Investors should consult their program sponsor concerning such additional expenses.

Minimum Account Size
o In general, you must maintain a minimum account balance of $1,000 for Class C Shares. If your account drops below $1,000 for Class C Shares due to redemptions, you may be required to sell your shares.
o You will receive at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

Please note that you may incur a tax liability as a result of a redemption.

Systematic Investing
You may arrange for periodic purchases by authorizing your financial intermediary to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

Commission on Class C Shares
SEI Investments Distribution Co. (the "Distributor") may compensate your financial intermediary at the time of sale at a commission rate of 1.00% of the net asset value of the Class C Shares purchased. Service providers to qualified plans will not receive this amount if they receive Plan Fees (as defined below) from the time of initial investment of qualified plan assets in Class C Shares.

Choosing Institutional Class, Investor Class and Class C Shares
o Institutional Class, Investor Class and Class C Shares have different expenses and other characteristics. Institutional Class Shares have lower annual expenses while Investor Class Shares have higher annual expenses. Class C Shares have higher expenses than Institutional Class and Investor Class Shares. The performance of each of these share classes will differ due to differences in expenses.
o Institutional Class Shares are for individual investors and for certain institutional investors investing for their own or their customers' accounts.

o Investor Class Shares are for investments made through certain financial institutions or intermediaries.

o Class C Shares are for investments made through certain financial institutions or intermediaries.

When Can You Purchase, Sell Or Exchange Shares?
o You may purchase, sell or exchange shares on any day that the New York
  Stock Exchange ("NYSE") is open for business. We define this as a "Business
   Day."
o You may purchase, sell or exchange shares by phone on any Business Day between 9:00 A.M. and 4:00 P.M.
o In order to receive the current Business Day's net asset value (NAV) all trades (including trades requested over the phone) must be received by DST Systems, Inc., the Funds' transfer agent (the "Transfer Agent"), or a designated financial intermediary by 4:00 P.M. (Eastern time). Trades received after that time will be executed at the following Business Day's closing price.

How Fund Prices Are Calculated
o The price per share (also referred to as the offering price) will be the NAV determined after the Fund's Transfer Agent or a designated financial intermediary receive your purchase order.
o The Fund's NAV is calculated once each Business Day at the regularly scheduled close of normal trading on the NYSE (usually 4:00 P.M. Eastern time). Shares are not priced on days on which the NYSE is closed for trading.
o In calculating the NAV, a Fund generally values its investment portfolio at market price. If market prices for a security are unavailable or the Fund believes that they are unreliable, the Fund's Fair Value Pricing Committee may determine, in good faith using methods approved by the Board of Trustees, the fair value of such security. A significant event may cause the market price for a security held by the Fund to become unavailable or unreliable. Such events include, but are not limited to: market disruptions or closings; governmental actions; corporate actions, such as reorganizations, mergers or buy-outs; corporate announcements on earnings; significant litigation; and regulatory developments. While the use of fair valuations may reduce stale pricing arbitrage opportunities, it involves the risk that the values used by the Fund to price their investments may be different from those used by other mutual funds to price the same investments.

Limitations On Purchases, Sales And Exchanges
o The Fund's Transfer Agent will accept only purchase requests that are in good order ("Good Order"). Good Order requires that the purchaser provide a completed and signed account application, including the purchaser's social security number, tax identification number, and other identification required by law or regulation. We may require that you provide photo identification such as a driver's license or passport, and may telephone you to verify information you have provided. If you do not provide the required information, or if we are unable to verify your identity, the Fund and its Transfer Agent reserve the right to not open or to close your account or to take such other steps as we deem reasonable. Purchases may be made only in U.S. dollars drawn on U.S. banks. Cash, cashier's checks, traveler's checks, money orders, credit cards, credit card checks, or third-party checks (except for properly endorsed IRA rollover checks) will not be accepted. The Fund may reject or cancel any purchase orders, including exchanges, for any reason.

o The Fund will normally send your sale proceeds to you within three Business Days after the Transfer Agent receives your redemption request, but it may take up to seven days. If you recently purchased your shares by check or through Automated Clearing House (ACH), redemption proceeds may not be available, or exchange requests may not be permitted, until your investment has cleared (which for checks may take up to 15 days from the date of purchase).
o As described more fully in the SAI, the Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons as permitted by the SEC.
o Excessive, short-term trading in Fund shares and other abusive trading practices ("abusive trading") may disrupt portfolio management strategies, harm Fund performance, dilute the value of Fund shares and increase brokerage and administrative costs. The Board of Trustees has adopted policies in order to discourage abusive trading in the Funds. The policies, which apply to all accounts investing in the Funds, prohibit the Funds' service providers from knowingly: (i) opening accounts for the purpose of market timing the Funds;
  (ii) entering client trades for the purpose of market timing; (iii) processing exchanges or switches for the purpose of market timing; and (iv) assisting a shareholder in commingling multiple clients' funds in an omnibus account for the purpose of market timing. The policies also require the Fund's Adviser to maintain policies and procedures designed to detect and deter abusive trading. While these policies and procedures seek to discourage abusive trading in the Fund, neither the Fund nor the Adviser can guarantee that such policies and procedures will be successful in doing so.
o The Fund reserves the right to reject any purchase order (including an exchange order) from any shareholder that the Fund, in its sole discretion, believes has a history of engaging in abusive trading or whose trading activity, in the Fund's judgment, has been or may be disruptive to the Fund. In making this determination, the Fund may consider trading done in multiple accounts under common ownership or control.
o Shareholders are currently permitted to make up to 4 "roundtrip" transactions between Turner Funds in any calendar year. A roundtrip transaction is a redemption or exchange of shares of a Fund followed by a purchase back into that same Fund. If a shareholder exceeds 4 roundtrip transactions per calendar year, or if the Fund determines, in its sole discretion, that a shareholder's exchange activity is short-term in nature or otherwise not in the best interest of the Fund, the Fund may bar the shareholder from making further exchanges or purchases. We may change or cancel our exchange policy at any time upon 60 days' notice.
o The Fund may be unable to compel all financial intermediaries who offer
  Fund shares to apply the limitations set forth above to curtail frequent trading. The Funds reserve the right, in their sole discretion, to allow financial intermediaries to apply alternative abusive trading policies and trading restrictions reasonably designed to reduce incentives to engage in abusive trading.

HOW TO SELL SHARES
Redemptions, like purchases, may generally be effected only through retirement plans, broker-dealers, and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of shares.

Contingent Deferred Sales Charges
A 1.00% contingent deferred sales charge ("CDSC") will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless a CDSC waiver applies. The CDSC will be based on the lower of the original purchase price or the value of the Class C Shares redeemed.

CDSC Waivers
There are certain cases in which you may be exempt from a CDSC charged to Class C Shares. Among others, these include:
o Upon the death or disability of an account owner;
o Retirement plans and certain other accounts held through a financial intermediary that have entered into an agreement with SEI Investments Distribution Co. to waive CDSCs for such accounts;
o Retirement plan shareholders taking required minimum distributions;
o The redemption of Class C Shares acquired through reinvestment of Fund dividends or distributions;
o The portion of the redemption representing appreciation as a result of an increase in NAV above the total amount of payments for Class C Shares during the period during which the CDSC applies; or
o If the Fund chooses to liquidate or involuntarily redeem shares in your account.

To keep the CDSC as low as possible, Class C Shares not subject to any CDSC will be redeemed first, followed by shares held longest.

Systematic Withdrawal Plan
You may arrange for periodic redemptions of Class C Shares by authorizing your financial intermediary to redeem a specified amount from your account on a day or days you specify. Any resulting CDSC may be waived through financial intermediaries that have entered into an agreement with the Distributor. The maximum annual rate at which shares subject to a CDSC may be redeemed, pursuant to a systematic withdrawal plan, without paying a CDSC, is 12% of the net asset value of the account. Certain other terms and minimums may apply. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

HOW TO EXCHANGE SHARES
Exchanges, like purchases and redemptions, may generally be effected only through retirement plans, broker-dealers, and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the exchange of shares.

o Generally, Class C Shares of the Fund may be exchanged for Class C Shares of any other Turner Fund. As of the date of this Prospectus, however, the Fund is the only portfolio in the Trust that offers Class C Shares.
o Class C Shares received through an exchange of Class C Shares of another Fund of the Trust will not be subject to any applicable CDSC at the time of the exchange. Any CDSC applicable to redemptions of Class C Shares will continue to be measured on the shares received by exchange from the date of your original purchase.

o When you exchange shares, you are selling your shares and buying other Fund shares, which is a taxable event. Your sale price and purchase price will be based on the NAV next calculated after the Fund's Transfer Agent or a designated financial intermediary receives your exchange request.

OTHER POLICIES

Foreign Investors
The Fund does not generally accept investments by non-US persons (for these purposes, the United States includes its territories and possessions). Non-US persons are not permitted to open new accounts with the Turner Funds. Please contact Turner Funds' Investor Services Team, at 1-800-224-6312, for more information.

Customer Identification And Verification
To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. This information will be verified to ensure the identity of all persons opening a mutual fund account.

The Fund is required by law to reject your new account application if you do not provide the required identifying information.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify your identity, and the Fund shall have no obligation with respect to the terms of any such document.

The Fund will attempt to collect any missing information required on the application by contacting you or, if applicable, your broker. If the Fund is unable to obtain this information within a timeframe established in its sole discretion (e.g., 72 hours), which may change from time to time, your application will be rejected.

Upon receipt of your application by the Fund's Transfer Agent or a designated financial intermediary in Good Order (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV per share next determined after receipt of your application in Good Order.

However, the Fund reserves the right to close your account at the then-current day's NAV and remit proceeds to you via check if it is unable to verify your identity. The Fund will attempt to verify your identity within a timeframe established in its sole discretion (e.g., 96 hours), which may change from time to time. The Fund further reserves the right to hold your proceeds until your check for the purchase of Fund shares clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Anti-Money Laundering Program
Customer identification and verification is part of the Fund's overall obligation to deter money laundering under Federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority or by applicable law.

Redemptions In-Kind
The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale, as with any redemption. In addition, you will be subject to the risk that the value of the securities distributed to you may change until you sell them.

Householding
To reduce expenses and demonstrate respect for the environment, we will deliver a single copy of the Fund's financial reports, prospectuses, proxy statements and other similar documents to multiple investors who: share a post office box or residential street address; and either have the same last name or we reasonably believe to be members of the same family, unless we receive contrary instructions from you. If you wish to receive individual delivery of the documents, please contact us at 1-800-224-6312, and individual delivery of the documents will begin within 30 days of your request. Otherwise, delivery of a single copy of the documents to multiple investors will continue indefinitely.

Closing The Fund To New Investors
We believe that there are limits to the amount an investment adviser can effectively invest in certain asset classes. Too many advisers try to manage more money regardless of their capacity to find attractive investments. Turner and the Fund will not do this. The Fund will be closed to new investors (with the limited exceptions explained elsewhere in this Prospectus) once assets under management reach certain specified levels. Turner and the Fund may reopen investment styles should asset levels fall below capacity limits. Existing shareholders of the Fund will be notified before it is closed to new investors.

If the Fund is closed to new investors, existing shareholders of the Fund and, at the discretion of the Fund, third party plan administrators that have existing agreements with Turner and/or the Fund, may: (i) make investments in the closed Fund, (ii) reinvest dividends and capital gains distributions in the closed Fund, and (iii) open additional accounts with the Fund, provided the new accounts are registered in the same shareholder name or have the same taxpayer identification or social security number assigned to them.

Shareholder Services
The Fund has adopted a Shareholder Services Plan (the "Service Plan") that allows Class C Shares of the Fund to pay service fees to the Distributor (as defined below) and other service providers (together, the "Service Providers"). Under the Service Plan, if a Service Provider provides shareholder services, including responding to shareholder inquiries and assisting shareholders with their accounts, the Fund may pay shareholder service fees, directly and/or through the Distributor, to Service Providers at an annual rate not to exceed 0.25% of its Class C Shares' average daily net assets. As of the date of this Prospectus, Class C Shares of the Fund pay 0.25% in shareholder servicing fees. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.

Distribution Of Fund Shares
SEI Investments Distribution Co. (the "Distributor"), a registered broker-dealer that is a wholly-owned subsidiary of SEI Investments Company, serves as Distributor of the Funds.

The Fund has adopted a Distribution Plan for Class C Shares (the "12b-1 Plan" and, together with the Service Plan, the "Plans") that allows Class C Shares of the Fund to pay distribution fees to the Distributor and other Service Providers. Under the 12b-1 Plan, if a Service Provider provides distribution services, the Fund may pay distribution fees pursuant to Rule 12b-1 of the Investment Company Act of 1940 to the Distributor at an annual rate not to exceed 0.75% of the Fund's Class C Shares' average daily net assets. As of the date of this Prospectus, Class C Shares of the Fund pay the Distributor 0.75% in distribution fees. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.

Payments for Distribution, Shareholder Servicing and Other Sales Support Activities
The Distributor is entitled to retain all fees related to the Service
Plan and the 12b-1 Plan (together, "Plan Fees") for the first 12 months on any investment in Class C Shares to recoup its expenses with respect to the payment of commissions on sales of Class C Shares. Financial intermediaries will become eligible for compensation under the Plans beginning in the 13th month following the purchase of Class C Shares, although the Distributor may, pursuant to a written agreement between the Distributor and a particular financial intermediary, pay such financial intermediary Plan Fees prior to the 13th month following the purchase of Class C Shares. The Distributor is entitled to retain some or all Plan Fees in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record.

Turner, the Distributor and/or their affiliates are permitted to make payments relating to distribution, servicing and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Fund). Turner, the Distributor and/or their affiliates may pay affiliated and unaffiliated service organizations compensation for the sale and distribution of shares of the Fund or for other services to the Fund and shareholders. These payments ("Additional Payments") would be in addition to Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the service organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the service organization. The aggregate amount of Additional Payments may be substantial. The Additional Payments include amounts that are sometimes referred to as "revenue sharing" payments. In some circumstances, these revenue sharing payments may create an incentive for a service organization, its employees or associated persons to recommend or sell shares of the Fund to you. Please contact your service organization for details about Additional Payments it may receive. For more information on Additional Payments, see the Statement of Additional Information. Turner does not direct portfolio transactions to broker-dealers in exchange for sales of fund shares or to receive preferential marketing treatment.

Prime Broker
Goldman, Sachs & Co. (the "Prime Broker") serves as Prime Broker of the Fund. The Prime Broker has no responsibility for the preparation or accuracy of this Prospectus.

Dividends And Distributions
The Fund will distribute its income annually as a dividend to shareholders.

The Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after we receive your written notice. To cancel your election, simply send written notice to the Fund.

TAXES

The following is a summary of certain U.S. tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual U.S. citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and foreign tax consequences relevant to your specific situation.

Distributions
The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). In general, the Fund's distributions will be taxable to you for federal, state and local income tax purposes. Distributions are taxable whether they are received in cash or reinvested in Fund shares. For federal tax purposes, Fund distributions attributable to short-term capital gains and net investment income are taxable to you as ordinary income. Distributions attributable to the net capital gain of the Fund generally are taxable to you as long-term capital gain. This is true no matter how long you own your shares.

Under current provisions of the Internal Revenue Code (the "Code"), the maximum long-term capital gain tax rate applicable to individuals, estates, and trusts is 15%. Also, Fund distributions to noncorporate shareholders attributable to dividends received by the Fund from U.S. and certain foreign corporations will generally be taxed at the long-term capital gain rate of 15%, as long as certain other requirements are met. The amount of the Fund's distributions that qualify for this favorable tax treatment may be reduced as a result of the Fund's securities lending activities, a high portfolio turnover rate or investments in debt securities or "non-qualified" foreign corporations. For these lower rates to apply to Fund distributions, the noncorporate shareholders must have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before a Fund's ex-dividend date. (These lower rates are currently scheduled to sunset after 2010.)

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in January are taxable as if they were paid on December 31.

A percentage of the Fund's dividends paid to corporate shareholders may be eligible for the corporate dividends-received deduction. This percentage may, however, be reduced as a result of the Fund's securities lending activities, by a high portfolio turnover rate or by investments in debt securities or foreign corporations.

The Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. The Fund may make an election to treat a proportionate amount of those taxes as constituting a distribution to each shareholder, which would allow you either (i) to credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit or (ii) to take that amount as an itemized deduction.

You should note that if you purchase shares of the Fund just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

Sales and Exchanges
You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange of your shares of the Fund for shares of another Turner Fund, in an amount equal to the difference between your tax basis in the shares and the amount you receive for them. Generally, this gain or loss is long-term or short-term depending on whether your holding period exceeds twelve months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a disposition of shares of the Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

IRAs and Other Tax-Qualified Plans
The one major exception to the tax principles described above is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Backup Withholding
If you (a) have provided either an incorrect Social Security Number or Taxpayer Identification Number or no number at all, (b) are subject to withholding by the Internal Revenue Service for prior failure to properly include reportable interest or dividends on your return, or (c) have failed to certify to Turner Funds, when required to do so, that you are not subject to backup withholding or are an "exempt recipient," then Turner Funds will be required in certain cases to withhold and remit to the Internal Revenue Service 28% of the dividends and distributions payable to you.

U.S. Tax Treatment of Foreign Shareholders
For nonresident aliens, foreign corporations and other foreign investors, Fund distributions attributable to net long-term capital gains in the Fund will generally be exempt from U.S. tax, but all other Fund distributions will generally be subject to a 30% withholding tax. The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder's country of residence or incorporation, provided that the shareholder furnishes the Fund with a properly completed Form W-8BEN to establish entitlement for these treaty benefits.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on sale, exchange or redemption of shares in the Fund.

Different U.S. tax rules apply to a foreign shareholder, however, if an investment in the Fund is connected to a trade or business of the shareholder in the United States or the shareholder is present in the United States for 183 days or more in a year.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in the Fund.

State and Local Taxes
You may also be subject to state and local taxes on income from Fund shares. State income taxes may not apply, however, to the portions of the Fund's distributions, if any, that are attributable to interest on U.S. government securities.

Your investment in the Fund could have additional tax consequences. You should consult your tax professional for information regarding all tax consequences applicable to your investments in the Fund. This short summary is not intended as a substitute for careful tax planning.

More information is contained in the Statement of Additional Information.

TURNER FUNDS

INVESTMENT ADVISER
Turner Investment Partners, Inc.
1205 Westlakes Drive, Suite 100
Berwyn, PA 19312

DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI dated [_________], 2009 includes information about the Fund. The SAI is on file with the SEC and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports contain information about the Fund's holdings, investment strategies, recent market conditions and trends, and their impact on Fund performance. These reports also contain detailed financial information about the Fund.

To obtain an SAI, Annual or Semi-Annual Report (when available), without charge, upon request, or to request other information about the Fund or to make shareholder inquiries:

BY TELEPHONE: Call 1-800-224-6312

BY MAIL:              Write to Turner Funds at:
                      P.O. Box 219805
                      Kansas City, MO 64121-9805

BY INTERNET:  www.turnerinvestments.com

FROM THE SEC:

You can also obtain the SAI or the Annual and Semi-Annual Reports (when available), as well as other information about Turner Funds, from the EDGAR Database on the SEC's website (www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to:

         Securities and Exchange Commission
         Public Reference Section
         Washington, DC 20549-0102.

You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

Turner Funds' Investment Company Act registration number is 811-07527.

                                  TURNER FUNDS

                              Turner Spectrum Fund

                                 Class C Shares



                                [_________], 2009


                               Investment Adviser:
                        TURNER INVESTMENT PARTNERS, INC.




This Statement of Additional Information is not a prospectus and relates only to Class C Shares of the Turner Spectrum Fund (the "Fund"). It is intended to provide additional information regarding the activities and operations of the Fund and should be read in conjunction with the Fund's Prospectus dated [________], 2009. The Prospectus may be obtained without charge by calling 1-800-224-6312. The Fund's Annual and Semi-Annual Reports (when available) may be obtained by calling the toll-free number above.



THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THE STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

THE TRUST......................................................................1

INVESTMENT OBJECTIVE...........................................................1

INVESTMENT POLICIES............................................................1

GENERAL INVESTMENT POLICIES....................................................4

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS..........................4

DISCLOSURE OF PORTFOLIO HOLDINGS..............................................26

INVESTMENT LIMITATIONS........................................................27

THE ADVISER...................................................................29

THE ADMINISTRATOR............................................................35

SHAREHOLDER SERVICES..........................................................35

DISTRIBUTION..................................................................36

TRUSTEES AND OFFICERS OF THE TRUST............................................37

COMPUTATION OF YIELD AND TOTAL RETURN.........................................42

PURCHASE AND REDEMPTION OF SHARES.............................................43

DETERMINATION OF NET ASSET VALUE..............................................44

TAXES.........................................................................45

PORTFOLIO TRANSACTIONS........................................................47

VOTING........................................................................47

DESCRIPTION OF SHARES.........................................................48

SHAREHOLDER LIABILITY.........................................................48

LIMITATION OF TRUSTEES' LIABILITY.............................................48

CODE OF ETHICS................................................................49

PROXY VOTING..................................................................49

CUSTODIAN.....................................................................49

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................................49

LEGAL COUNSEL.................................................................49

APPENDIX A DESCRIPTION OF SECURITIES RATINGS.................................A-1

APPENDIX B  PROXY VOTING POLICIES AND PROCEDURES.............................B-1

THE TRUST


This Statement of Additional Information ("SAI") relates to Class C Shares of the Turner Spectrum Fund (the "Fund").

The Fund is a separate series of Turner Funds (the "Trust" or the "Funds"), an open-end management investment company established as a Massachusetts business trust under an Agreement and Declaration of Trust dated January 26, 1996, as amended on February 21, 1997 and August 17, 2001 (the "Declaration of Trust"), which consists of both diversified and non-diversified funds. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest (the "shares") and separate classes of shares within each such separate series. Each series is a separate mutual fund and each share of each portfolio represents an equal proportionate interest in that series. Shareholders may purchase shares in the Fund through three separate classes, Class C, Institutional Class and Investor Class. Institutional Class Shares and Investor Class Shares are described in a separate prospectus and statement of additional information. Except for the differences among the share classes pertaining to certain expenses, each share of each series represents an equal proportionate interest in the Fund. Please see "Description of Shares" for more information. The Trust also offers 12 other mutual funds, which are described in separate prospectuses and statements of additional information.


Turner Investment Partners, Inc. ("Turner" or the "Adviser") serves as the investment adviser for the Fund.


INVESTMENT OBJECTIVE

The Fund seeks capital appreciation by allocating its assets to various investment strategies ("Investment Strategies"), each managed by a separate portfolio management team at the Adviser.

There can be no assurance that the Fund will achieve its investment objective.


INVESTMENT POLICIES

The Fund initially intends to invest the assets of the Fund utilizing the following six Investment Strategies: (1) Global Consumer; (2) Long/Short Equity;
(3) Global Financial Services; (4) Global Medical Sciences; (5) Select Opportunities; and (6) Market Neutral. Each of the Investment Strategies is described in more detail below. The Adviser may add, remove or change an Investment Strategy at any time in its sole discretion. The Fund is not required to maintain allocations to each Investment Strategy in any proportion and the relative allocations will vary based upon the performance of each Investment Strategy or due to other circumstances including, without limitation, capacity and liquidity restraints. Cash flows due to investments and redemptions may be allocated among the Investment Strategies in any manner, as determined by the Adviser in its sole discretion. Although the weightings of each Investment

Strategy will vary, it is the Adviser's current intention to attempt to rebalance its investment portfolio annually as of each December 31st to approximately the following equal weightings:

------------------------------------------------- ---------------
Turner Global Consumer Strategy                   16.6%
------------------------------------------------- ---------------
------------------------------------------------- ---------------
Turner Long/Short Equity Strategy                 16.6%
------------------------------------------------- ---------------
------------------------------------------------- ---------------
Turner Global Financial Services Strategy         16.6%
------------------------------------------------- ---------------
------------------------------------------------- ---------------
Turner Global Medical Sciences Strategy           16.6%
------------------------------------------------- ---------------
------------------------------------------------- ---------------
Turner Select Opportunities Strategy              16.6%
------------------------------------------------- ---------------
------------------------------------------------- ---------------
Turner Market Neutral Strategy                    16.6%
------------------------------------------------- ---------------

The Adviser may rebalance the investment portfolio at any other time. These weightings can be changed in the Adviser's discretion without notice to shareholders.

The investment approach and process for each Investment Strategy is as follows:

The Global Consumer Strategy will invest primarily in companies engaged in the consumer discretionary sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Security selection is not based on company size, but rather on an assessment of a company's prospects. The Global Consumer Strategy's holdings may generally range from small companies with over $250 million in market capitalization at the time of purchase to larger, established firms in the consumer discretionary sector. A limited number of investments may also be made in other sectors of the equity markets. Investments are selected by using a combination of quantitative and fundamental research and analysis. The Global Consumer Strategy typically holds between 15 and 75 securities long, and between 15 and 75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Long/Short Equity Strategy will invest in companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the Long/Short Equity Strategy will take long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. Security selection is not based on company size, but rather on an assessment of a company's prospects. The Long/Short Equity Strategy's holdings will generally range from small companies over $250 million in market capitalization at the time of purchase to larger, established firms in a variety of industries and sectors. A limited number of investments may also be made in other sectors of the equity markets. Investments are selected by using a combination of quantitative and fundamental research and analysis. It is anticipated that the Long/Short Equity Strategy will typically hold between 15 and 75 securities long and between 15 and 75 securities short with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Global Financial Services Strategy will invest primarily in companies engaged in the financial services sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Security selection is not based on company size, but rather on an assessment of a company's prospects. The Global Financial Services Strategy's holdings may generally range from small companies with over $250 million in market capitalization at the time of purchase to larger, established firms in the financial services industry. A limited number of investments may also be made in other sectors of the equity markets. Investments are selected by using a combination of quantitative and fundamental research and analysis. The Global Financial Services Strategy typically holds between 15 and 75 securities long, and between 15 and 75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Global Medical Sciences Strategy will invest primarily in companies engaged in the health care sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Security selection is not based on company size, but rather on an assessment of a company's prospects. The Global Medical Sciences Strategy's holdings may generally range from small companies with over $250 million in market capitalization at the time of purchase to larger, established firms in the health care industry. A limited number of investments may also be made in other sectors of the equity markets. Investments are selected by using a combination of quantitative and fundamental research and analysis. The Global Medical Sciences Strategy typically holds between 15 and 75 securities long, and between 15 and 75 securities short, with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Select Opportunities Strategy will invest in companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the Select Opportunities Strategy will take long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. Security selection is not based on company size, but rather on an assessment of a company's prospects. The Select Opportunities Strategy's holdings will generally range from small companies with over $100 million in market capitalization at the time of purchase to larger, established firms in a variety of industries and sectors. Investments may also be made in other sectors of the equity markets. Investments are selected by using a combination of quantitative and fundamental research and analysis. It is anticipated that the Select Opportunities Strategy will typically hold between 10 and 50 securities long and between 10 and 50 securities short with a typical allocation resulting in net long exposure, although there can be no assurance that will be the case.

The Market Neutral Strategy will invest in companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the Market Neutral Strategy will take long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. Security selection is not based on company size, but rather on an assessment of a company's prospects. The Market Neutral's holdings will generally range from small companies with over $500 million in market capitalization at the time of purchase to larger, established firms in a variety of industries and sectors. Investments may also be made in other sectors of the equity markets. Investments are selected by using a combination of quantitative and fundamental research and analysis. It is anticipated that the Market Neutral Strategy will typically hold between 20 and 30 securities long and between 20 and 30 securities short with a typical allocation resulting in no net long exposure, although there can be no assurance that will be the case.

GENERAL INVESTMENT POLICIES

The Fund may purchase securities on a when-issued basis and borrow money.

The Fund may enter into futures and options transactions.

The Fund may invest up to 15% of its net assets in illiquid securities.

The Fund may purchase convertible securities.

The Fund may enter into repurchase agreements.

The Fund may purchase fixed income securities, including variable and floating rate instruments and zero coupon securities.

The Fund may purchase Rule 144A securities and other restricted securities.

The Fund may purchase obligations of supranational entities.

The Fund may, for temporary defensive purposes, invest up to 100% of its total assets in money market instruments (including U.S. government securities, bank obligations, commercial paper rated in the highest rating category by a nationally recognized statistical rating organization (a "NRSRO") and repurchase agreements involving the foregoing securities), shares of money market investment companies (to the extent permitted by applicable law and subject to certain restrictions) and cash.

During normal market conditions, in order to meet applicable margin requirements or otherwise, the Fund may maintain a significant portion of its assets in cash or cash equivalents.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The Fund may invest in each of the investments listed below, or engage in each of the investment techniques listed below unless otherwise indicated.

American Depositary Receipts ("ADRs")

ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

The Fund may also invest in sponsored or unsponsored, European Depositary Receipts ("EDRs") or Global Depositary Receipts ("GDRs"). EDRs also represent securities of foreign issuers and are designed for use in European markets. A GDR represents ownership in a non-U.S. company's publicly traded securities that are traded on foreign stock exchanges or foreign over-the-counter markets. Holders of unsponsored ADRs, EDRs or GDRs generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute investor communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

Asset-Backed Securities

Asset-backed securities are secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

Borrowing

The Fund may borrow money equal to 5% of its total assets for temporary purposes to meet redemptions or to pay dividends. Borrowing may exaggerate changes in the net asset value of the Fund's shares and in the return on the Fund's portfolio. Although the principal of any borrowing will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. The Fund may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing. The Fund may be required to earmark or segregate liquid assets in an amount sufficient to meet their obligations in connection with such borrowings. In an interest rate arbitrage transaction, the Fund borrows money at one interest rate and lends the proceeds at another, higher interest rate. These transactions involve a number of risks, including the risk that the borrower will fail or otherwise become insolvent or that there will be a significant change in prevailing interest rates.

Convertible Securities

Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics of both fixed income and equity securities. Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

Derivatives

Derivatives are securities that derive their value from other securities, financial instruments or indices. The following are considered derivative securities: options on futures, futures, options (e.g., puts and calls), swap agreements, mortgage-backed securities (e.g., collateralized mortgage obligations ("CMOs")), real estate mortgage investment conduits ("REMICs"), interest-only ("IOs") and principal-only ("POs"), when issued securities and forward commitments, floating and variable rate securities, convertible securities, "stripped" U.S. Treasury securities (e.g., receipts and separately traded registered interest and principal securities ("STRIPS")), privately issued stripped securities (e.g., TGRs, TRs, and CATS).

Equity Securities

Equity securities include common stocks, preferred stocks, warrants, rights to acquire common or preferred stocks, and securities convertible into or exchangeable for common stocks. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

Fixed Income Securities

The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by an NRSRO in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect the Fund's net asset value.

Investment grade bonds include securities rated BBB by S&P or Baa by Moody's, which may be regarded as having speculative characteristics as to repayment of principal. If a security is downgraded, Turner will review the situation and take appropriate action.

Foreign Investments

Investments in foreign securities denominated in foreign currencies and/or traded outside of the United States require consideration of certain risks typically not associated with investing in U.S.

securities or property. Such risks include, among other things, trade balances and imbalances and related economic policies, unfavorable currency exchange rate fluctuations, imposition of exchange control regulation by the United States or foreign governments, United States and foreign withholding taxes, limitations on the removal of funds or other assets, policies of governments with respect to possible nationalization of their industries, political difficulties, including expropriation of assets, confiscatory taxation and economic or political instability in foreign nations. There may be less publicly available information about certain foreign companies than would be the case for comparable companies in the United States and certain foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of United States' companies. Securities markets outside the United States, while growing in volume, have for the most part substantially less volume than U.S. markets, and many securities traded on these foreign markets are less liquid and their prices more volatile than securities of comparable United States' companies. In addition, settlement of trades in some non-U.S. markets is much slower and more subject to failure than in U.S. markets. There also may be less extensive regulation of the securities markets in particular countries than in the United States.

The Fund may invest in emerging market countries. Developing countries may impose restrictions on the Fund's ability to repatriate investment income or capital. Even if there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Funds. For example, funds may be withdrawn from the People's Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, the Funds and the value of their securities. Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts to manage foreign currency exposure and as a hedge against possible variations in foreign exchange rates. The Fund may enter into forward foreign currency contracts to hedge a specific security transaction or to hedge a portfolio position. These contracts may be bought or sold to protect the Fund, to some degree, against possible losses resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar. The Fund also may invest in foreign currency futures and in options on currencies. Forward foreign currency contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. The Fund may enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time. At the maturity of a forward contract, the Fund may either sell a Fund security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader, obligating the Fund to purchase, on the same maturity date, the same amount of the foreign currency. The Fund may realize a gain or loss from currency transactions.

When entering into a contract for the purchase or sale of a security in a foreign currency, the Fund may enter into a forward foreign currency contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

Also, when Turner anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, the Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of its securities denominated in such foreign currency. With respect to any such forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward currency contracts may offer protection from losses resulting from declines in value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. The Fund will also incur costs in connection with forward foreign currency contracts and conversions of foreign currencies into U.S. dollars. The Fund will place assets in a segregated account to assure that its obligations under forward foreign currency contracts are covered.

Forward Trading

Forward contracts and options thereon, unlike futures contracts, are not traded on exchanges and are not standardized; rather banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. Forward and "cash" trading is substantially unregulated; there is no limitation on daily price movements and speculative position limits are not applicable. The principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain currencies or commodities or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. Disruptions can occur in any market traded by the Partnership due to unusually high trading volume, political intervention or other factors. The imposition of controls by governmental authorities might also limit such forward (and futures) trading to less than that which the Adviser would otherwise recommend, to the possible detriment of the Fund. Neither the CFTC nor banking authorities regulate forward currency through banks. In respect of such trading, the Fund is subject to the risk of bank failure or the inability or refusal by a bank to perform with respect to such contracts. Market illiquidity or disruption could result in major losses to the Fund.

Futures Contracts and Options on Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund may use futures contracts and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. The Fund will minimize the risk that it will be unable to close out a futures contract by entering only into futures contracts which are traded on national futures exchanges. In addition, the Fund will sell only covered futures contracts and options on futures contracts.

Stock and bond index futures are futures contracts for various stock and bond indices that are traded on registered securities exchanges. Stock and bond index futures contracts obligate the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock or bond index at the close of the last trading day of the contract and the price at which the agreement is made.

Stock and bond index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock or bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks or bonds comprising the index is made; generally contracts are closed out prior to the expiration date of the contracts.

No price is paid upon entering into futures contracts. Instead, the Fund would be required to deposit an amount of cash or U.S. Treasury securities known as "initial margin." Subsequent payments, called "variation margin," to and from the broker, would be made on a daily basis as the value of the futures position varies (a process known as "marking to market"). The margin is in the nature of a performance bond or good-faith deposit on a futures contract.

There are risks associated with these activities, including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options.

The Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"). Before the Fund trades futures contracts or options on futures contracts, it will file a notice of eligibility for exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act with the CFTC and the National Futures Association, which regulate trading in the futures markets and, therefore, will not be subject to registration or regulation as a pool operator under that Act with respect to the Fund.

The Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund's return. In order to avoid leveraging and related risks, when the Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian, PFPC Trust Company (the "Custodian"). Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

Health Care-related Securities

The Fund may invest in a variety of industries within the general health care sector. Many health care-related companies share common risks. Many health care-related companies are smaller and less seasoned than companies in other sectors. Health care-related companies may also be strongly affected by scientific or technological developments and their products may quickly become obsolete. Finally, many health care-related companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws. A number of legislative proposals concerning health care have been introduced or considered by the U.S. Congress in recent years. These span a wide range of topics, including cost control, national health insurance, incentives for compensation in the provision of health care services, tax incentives and penalties related to health care insurance premiums, and promotion of prepaid health care plans. The Fund cannot predict what proposals will be enacted or what effect they may have on health care-related companies.

Hedging Transactions

Subject to applicable law, the Fund may utilize financial instruments such as forward contracts, currency options and interest rate swaps, caps and floors both for investment purposes and to seek to hedge against fluctuations in the relative values of the Fund's portfolio positions as a result of changes in currency exchange rates and market interest rates. Hedging against a decline in the value of a portfolio position does not eliminate fluctuations in the values of portfolio positions or prevent losses if the values of such positions decline, but establishes other positions taken to seek to gain from those same developments, thus, seeking to moderate the decline in the portfolio positions' value. Such hedge transactions also limit the opportunity for gain if the value of the portfolio position should increase. Moreover, it may not be possible for the Fund to hedge against an exchange rate or interest rate fluctuation that is so generally anticipated because the

Fund is not able to enter into a hedging transaction at a price sufficient to protect the Fund from the decline in value of the portfolio position anticipated as a result of such a fluctuation.

The success of the Fund's hedging transactions will be subject to the Adviser's ability to correctly predict movements in the direction of currency and interest rates. Therefore, while the Fund may enter into such transactions to seek to reduce currency exchange rate and interest rate risks, unanticipated changes in currency or interest rates may result in a poorer overall performance for the Fund than if it had not engaged in any such hedging transaction. In addition, the degree of correlation between price movements of the instruments used in a hedging strategy and price movements in the portfolio position being hedged may vary. Moreover, for a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge and expose the Fund to risk of loss.

Illiquid Securities

Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Fund's books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with maturities of over seven days in length. The Fund may invest in securities that are neither listed on a stock exchange nor traded over the counter, including privately placed securities. Investing in such unlisted emerging country equity securities, including investments in new and early stage companies, may involve a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund, or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration.

In addition, the Fund believes that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and other similar situations (collectively, "special situations") could enhance the Fund's capital appreciation potential. To the extent these investments are deemed illiquid, the Fund's investment in them will be consistent with its 15% restriction on investment in illiquid securities. Investments in special situations and certain other instruments may be liquid, as determined by the Advisers based on criteria approved by the Board of Trustees.

Initial Public Offerings ("IPOs")

Due to the typically small size of the IPO allocation available to the Fund and the nature and market capitalization of the companies involved in IPOs, Turner will often purchase IPO shares that would qualify as a permissible investment for the Fund but will, instead, decide to allocate those IPO purchases to other funds advised by Turner. Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. By selling shares, the Fund may realize taxable capital gains that it will subsequently distribute to shareholders.

Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Investors in IPOs can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

Investment Company Shares

The Fund may invest in shares of other investment companies, including exchange traded funds ("ETFs"), to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. The Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses. Under applicable regulations, unless an exception is available, the Fund generally is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. See also "Investment Limitations."

ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, ETFs seek to track a specified securities index or a basket of securities that an "index provider" selects as representative of a market, market segment or industry sector. An ETF portfolio generally holds the same stocks or bonds as the index it tracks or it may hold a representative sample of such securities. Thus, an ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Fund will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

The Fund is subject to risks associated with investments in ETFs. An investment in an ETF generally presents the same primary risks as an investment in a conventional open-end fund that has the same investment objectives, strategies, and policies. Additionally, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile.

Leveraging

Leveraging the Fund creates an opportunity for increased net income, but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of the Fund's shares and in the yield on the Fund's portfolio. Although the principal of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. Leveraging creates interest expenses for the Fund which could exceed the income from the assets retained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest that the Fund will have to pay, the Fund's net income will be greater than if leveraging were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than if leveraging were not used, and therefore the amount available for distribution to stockholders as dividends will be reduced. Because the Securities and Exchange Commission (the "SEC") staff believes both reverse repurchase agreements and dollar roll transactions are collateralized borrowings, the SEC staff believes that they create leverage, which is a speculative factor. The requirement that such transactions be fully collateralized by assets segregated by the Fund's Custodian imposes a practical limit on the leverage these transactions create.


Lower Rated Securities

The Fund may invest in lower rated bonds commonly referred to as "junk bonds" or high yield/high risk securities. Lower-rated securities are defined as securities rated below the fourth highest rating category by a NRSRO. Such obligations are speculative and may be in default. There may be no bottom limit on the ratings of high yield securities that may be purchased or held by the Fund. Lower-rated or unrated (i.e., high-yield) securities are more likely to react to developments affecting issuers than are more highly rated securities, which primarily react to movements in the general level of interest rates. The market values of fixed income securities tend to vary inversely with the level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower-rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates.

Adverse economic developments can disrupt the market for high-yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high-yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, the Adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Furthermore, the Trust may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's net asset value.

Lower-rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the exposure of the Fund to the risks of high-yield securities.

Growth of High Yield, High Risk Bond Market: The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector more vulnerable to economic downturns or increased interest rates. Further, an economic downturn could severely disrupt the market for lower rated bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. The market for lower rated securities may be less active, causing market price volatility and limited liquidity in the secondary market. This may limit the Fund's ability to sell such securities at their market value. In addition, the market for these securities may be adversely affected by legislative and regulatory developments. Credit quality in the junk bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks imposed by a particular security.

Sensitivity to Interest Rate and Economic Changes: Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high yield, high risk bonds and the Fund's net asset value.

Payment Expectations: High yield, high risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high yield, high risk bond's value will decrease in a rising interest rate market, as will the value of the Fund's assets. If the Fund experiences significant unexpected net redemptions, this may force it to sell high yield, high risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.

Taxes: The Fund may purchase debt securities (such as zero coupon or pay in kind securities) that contain original issue discount. Original issue discount that accrues in a taxable year is treated as earned by the Fund and therefore is subject to the distribution requirements of the tax code even though the Fund has not received any interest payments on such obligations during that period. Because the original issue discount earned by the Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

Money Market Instruments

Money market securities are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. government; (iii) high-quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations with outstanding high-quality commercial paper ratings; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

Mortgage-Backed Securities

Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen- and thirty-year fixed rate mortgages, graduated payment mortgages, adjustable rate mortgages, and balloon mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages that underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue.

Government Pass-Through Securities: These are securities that are issued or guaranteed by a U.S. government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Fannie Mae and Freddie Mac obligations are not backed by the full faith and credit of the U.S. government as GNMA certificates are, but Fannie Mae and Freddie Mac securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, Fannie Mae and Freddie Mac each guarantee timely distributions of interest to certificate holders. GNMA and Fannie Mae also each guarantee timely distributions of scheduled principal.

Private Pass-Through Securities: These are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

CMOs: CMOs are debt obligations of multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. government or by private originators or investors in mortgage loans. In a CMO, a series of bonds or certificates are usually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Each class of a CMO is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date.

REMICs: A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code"), and invests in certain mortgages principally secured by interests in real property. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or Freddie Mac represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, Freddie Mac or GNMA-guaranteed mortgage pass-through certificates.

Stripped Mortgage-Backed Securities ("SMBs"): SMBs are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments, while the other class may receive all of the principal payments. SMBs are extremely sensitive to changes in interest rates because of the impact thereon of prepayment of principal on the underlying mortgage securities. The market for SMBs is not as fully developed as other markets; SMBs therefore may be illiquid.

Obligations of Supranational Entities

Obligations of supranational entities are obligations of entities established through the joint participation of several governments, such as the Asian Development Bank, the Inter-American Development Bank, International Bank of Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank.

Options

A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Fund may purchase put and call options to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. The Fund will pay a premium when purchasing put and call options. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

The Fund may write covered call options as a means of increasing the yield on its portfolio and as a means of providing limited protection against decreases in its market value. When the Fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option written by the Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.

The Fund may purchase and write options, without limitation, on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the SEC that OTC options are generally illiquid.

The Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets), without limitation, to manage its exposure to exchange rates. Call options on foreign currency written by the Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency. With respect to put options on foreign currency written by the Fund, the Fund will establish a segregated account with its Custodian consisting of cash or liquid, high grade debt securities in an amount equal to the amount the Fund would be required to pay upon exercise of the put.

The Fund may purchase and write put and call options on indices and enter into related closing transactions. Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. The Fund may choose to terminate an option position by entering into a closing transaction. The ability of the Fund to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

The Fund will not engage in transactions involving interest rate futures contracts for speculation but only as a hedge against changes in the market values of debt securities held or intended to be purchased by the Fund and where the transactions are appropriate to reduce the Fund's interest rate risks. There can be no assurance that hedging transactions will be successful. The Fund also could be exposed to risks if it cannot close out its futures or options positions because of any illiquid secondary market.

Futures and options have effective durations that, in general, are closely related to the effective duration of the securities that underlie them. Holding purchased futures or call option positions (backed by segregated cash or other liquid securities) will lengthen the duration of the Fund's portfolio.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

Portfolio Turnover

An annual portfolio turnover rate in excess of 100% may result from the Adviser's investment strategies. Portfolio turnover rates in excess of 100% may result in higher transaction costs, including increased brokerage commissions, and higher levels of taxable capital gain.

Receipts

Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on a security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying investments.

REITS

The Fund may invest in REITs, which pool investors' money for investment in income producing commercial real estate or real estate related loans or interests.

A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. A shareholder in the Fund should realize that by investing in REITs indirectly through the Fund, he or she will bear not only his or her proportionate share of the expenses of the Fund, but also indirectly, similar expenses of underlying REITs.

The Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations.

In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

Repurchase Agreements

Repurchase agreements are agreements by which the Fund obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by the Fund for purposes of its investment limitations. The repurchase agreements entered into by the Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (Turner monitors compliance with this requirement). Under all repurchase agreements entered into by the Fund, the Fund's Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and is required to return the underlying security to the seller's estate. The Fund will not invest more than 15% of its total assets in repurchase agreements.

Reverse Dollar Roll Transactions

The Fund may enter into reverse dollar roll transactions, which involve a purchase by the Fund of an eligible security from a financial institution concurrently with an agreement by the Fund to resell a similar security to the institution at a later date at an agreed-upon price. Reverse dollar roll transactions are fully collateralized in a manner similar to loans of the Fund's portfolio securities.

Reverse Repurchase Agreement and Dollar Roll Transactions

A reverse repurchase agreement involves a sale by the Fund of securities that it holds to a bank, broker-dealer or other financial institution concurrently with an agreement by the Fund to repurchase the same securities at an agreed-upon price and date. A dollar roll transaction involves a sale by the Fund of an eligible security to a financial institution concurrently with an agreement by the Fund to repurchase a similar eligible security from the institution at a later date at an agreed-upon price. The Fund will fully collateralize its reverse repurchase agreements and dollar roll transactions in an amount at least equal to the Fund's obligations under the reverse repurchase agreement or dollar roll transaction by cash or other liquid securities that the Fund's Custodian segregates from other Fund assets. The Fund will not invest more than 15% of its total assets in reverse repurchase agreements.

Rule 144A Securities

Rule 144A securities are securities exempt from registration on resale pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"). Rule 144A securities are traded in the institutional market pursuant to this registration exemption, and, as a result, may not be as liquid as exchange-traded securities since they may be resold only to certain qualified institutional investors. Due to the relatively limited size of this institutional market, these securities may affect the Fund's liquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Nevertheless, Rule 144A securities may be treated as liquid securities pursuant to guidelines adopted by the Trust's Board of Trustees.

Securities Lending

In order to generate additional income, the Fund may lend its securities pursuant to one or more securities lending agreements (each a "Lending Agreement"). Unless otherwise agreed, security loans made pursuant to a Lending Agreement are required at all times to be continuously secured by collateral consisting of cash, securities of the U.S. government or its agencies or other liquid securities equal to at least 100% of the market value of the loaned securities. Collateral is marked to market daily. The Fund receives an annual fee for its participation in a Lending Agreement, and cash collateral received may be invested pursuant to terms approved by the Trust's Board of Trustees (including, among other things, into money market funds). All such investments are made at the risk of the Fund and, as such, the Fund is liable for investment losses. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

The Fund will not have the right to vote any securities having voting rights during the existence of the loan, but the Fund may call the loan in anticipation of an important vote to be taken by the holders of the securities or the giving or withholding of their consent on a material matter affecting the investment. Turner will generally not vote nor seek to recall for voting shares on loan in connection with the Trust's securities lending program, unless it determined that a particular vote was especially significant. Seeking to recall securities in this limited circumstance may nevertheless be unsuccessful because of operational difficulties relating to custody of the security in question that are beyond Turner's control.

It is intended that the value of the securities loaned would not exceed one-third of the value of the total assets of the Fund (including the loan collateral).

Short Sales

A security is sold short when the Fund sells a security it does not own. To sell a security short, the Fund must borrow the security from a broker to deliver it to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at, or before, the time of replacement. This price may or may not be less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender any dividends or interests which accrue during the period of the loan. In order to borrow the security, the Fund may also have to pay a fee which would increase the cost of the security sold. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any interest, premium and transaction charges or other costs the Fund may be required to pay in connection with the short sale. Whether the Fund will be successful in utilizing a short sale will depend, in part, on Turner's ability to correctly predict whether the price of a security it borrows to sell short will decrease.

The use of short sales is a primary investment technique of the Fund. The Fund is required to maintain a segregated account of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in at least an amount equal to the current market value of the securities sold short (less any additional collateral held by the broker) until the Fund replaces a borrowed security. Depending on arrangements made with the broker or custodian, the Fund may not receive any payments (including interest) on the deposits made with the broker or custodian. Because of this asset segregation requirement, the Fund may be required to liquidate other portfolio securities that it otherwise might not have sold in order to meet its obligations, such as paying for redemption of Fund shares. In the alternative, the Fund could cover its short positions by purchasing the security sold short in accordance with positions taken by the staff of the Securities and Exchange Commission.

There is no guarantee that the Fund will be able to close out a short position at any particular time or at an acceptable price. In short sale transactions, the Fund's gain is limited to the price at which it sold the security short; its loss is limited only by the maximum price it must pay to acquire the security less the price at which the security was sold. In theory, losses from short sales may be unlimited. Short selling may also produce higher than normal portfolio turnover and result in increased transaction costs to the Fund. In addition, the use of short sales may result in the Fund realizing more short-term capital gains than it would if the Fund did not engage in short sales.

The Fund anticipates that the frequency of short sales will vary substantially in different periods. However, no securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 100% of the value of the Fund's net assets.

Short Sales against the Box

A short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short.

Sovereign Debt

The cost of servicing sovereign debt will also generally be adversely affected by rising international interest rates, because many external debt obligations bear interest at rates that are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.

As a result of the foregoing or other factors, a governmental obligor may default on its obligations. If such an event occurs, the Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.

Structured Derivatives

The Investment Strategies may seek to use customized derivative instruments sold by brokers and other financial institutions. "Structured" derivatives may permit the Adviser to create asymmetric performance profiles for certain of the Fund's investments, i.e., such as in the case of a long option, where an equal movement in the market price of an underlying investment instrument may not result in an equal increase or decrease in the value of the investment.

Telecommunications Securities

The economic prospects of telecommunications companies can dramatically fluctuate due to regulatory and competitive environment changes around the world. Most products or services provided by telecommunications companies require substantial investment and are subject to competitive obsolescence. Telecommunications companies are particularly subject to political and currency risks. Changes in governmental policies, such as telephone and cable regulations, and the need for regulatory approvals may have an adverse effect on the products, services and securities of telecommunications companies. Some telecommunications companies may not have an established history of revenue or earnings at the time of purchase. As a result, dividend income, if any, is likely to be incidental.

Trading in Commodity Interests, Options and Swap Agreements

The Fund may buy and sell financial futures contracts, foreign currency futures contracts, stock index futures contracts, and bond index futures contracts. A financial futures contract is an agreement between two parties to buy or sell a specified debt security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A futures contract on a foreign currency is an agreement to buy or sell a specified amount of a currency for a set price on a future date.

When the Fund enters into a futures contract, it must make an initial deposit, known as "initial margin," as a partial guarantee of its performance under the contract. As the value of the security, index or currency fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin," to cover any additional obligation it may have under the contract.

U.S. Government Agency Obligations

Certain federal agencies, such as the GNMA, have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the United States (e.g., GNMA securities) or supported by the issuing agencies' right to borrow from the Treasury. The issues of other agencies are supported by the credit of the instrumentality (e.g., Fannie Mae securities).

There is the risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Although the issuers of many U.S. Government agency obligations purchased by the Fund, such as Fannie Mae, Freddie Mac and Federal Home Loan Banks, may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government agency obligations held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

On September 7, 2008, Fannie Mae and Freddie Mac were placed under the conservatorship of the Federal Housing Finance Agency ("FHFA") to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving Fannie Mae and Freddie Mac's assets and property and putting Fannie Mae and Freddie Mac in a sound and solvent condition. Under the conservatorship, the management of Fannie Mae and Freddie Mac was replaced. Additionally, Fannie Mae and Freddie Mac are expected to modestly increase their mortgage-backed security portfolios through the end of 2009 and then gradually reduce such portfolios at the rate of 10 percent per year until stabilizing at a smaller size.

The U.S. Treasury, FHFA and the Federal Reserve acted in collaboration to take the following steps to support the conservatorship. First, the U.S. Treasury and FHFA have established Preferred Stock Purchase Agreements pursuant to which the U.S. Treasury will receive senior preferred equity shares in Fannie Mae and Freddie Mac and warrants to purchase common stock in these entities to ensure that Fannie Mae and Freddie Mac maintain a positive net worth. Fannie Mae and Freddie Mac's common and preferred shareholders will bear any losses ahead of the new government senior preferred shares. Second, the U.S. Treasury has established a new secured lending credit facility which will be available to Fannie Mae, Freddie Mac and Federal

Home Loan Banks to assist the entities in funding their regular business activities in the capital markets until December 31, 2009. Also, the U.S. Treasury has initiated a program to purchase Fannie Mae and Freddie Mac mortgage-backed securities through December 31, 2009, to aid mortgage affordability.

U.S. Government Securities

U.S. government securities are bills, notes and bonds issued by the U.S. government and backed by the full faith and credit of the United States.

U.S. Treasury Obligations

U.S. Treasury Obligations are bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as separately traded registered interest and principal securities ("STRIPS") and coupons under book entry safekeeping ("CUBES").

Variable and Floating Rate Instruments

Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

Warrants and Rights

The Fund may invest in warrants and rights. Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a specific price during a specific period of time. Rights are similar to warrants, but normally have a shorter duration and are offered or distributed to shareholders of a company. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of equity-like securities. In addition, the values of warrants and rights do not necessarily change with the values of the underlying securities, and these instruments cease to have value if they are not exercised prior to their expiration dates.

When-Issued and Delayed Delivery Securities

When-issued or delayed delivery securities are subject to market fluctuations due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.

Although the Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its investment portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

Zero Coupon Securities

Zero coupon obligations are debt securities that do not bear any interest, but instead are issued at a deep discount from par. The value of a zero coupon obligation increases over time to reflect the interest accredited. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at par and pay interest periodically.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust's Board has adopted policies and procedures concerning the disclosure of the portfolio holdings of the Fund. The policies and procedures provide that the Trust and its service providers will disclose information concerning securities held in the Trust's portfolios only under the following circumstances: (i) fifteen business days after the end of each calendar month, the Trust's administrator will post the securities held by each of the Trust's portfolios on the Trust's website; (ii) the Trust or a service provider may disclose the Trust's portfolio securities holdings to selected third parties when the Trust has a legitimate business purpose for doing so; and (iii) as required by the federal securities laws, including the 1940 Act, the Trust shall disclose its portfolio holdings in its applicable regulatory filings, including shareholder reports, reports on Forms N-CSR and N-Q or such other filings, reports or disclosure documents as the applicable regulatory authorities may require. Examples of legitimate business purposes under which disclosure of the Trust's portfolio securities may be appropriate include, but are not limited to: disclosure for due diligence purposes to an investment adviser that is in merger or acquisition talks with the Trust's investment advisers; disclosure to a newly hired investment adviser or sub-adviser prior to its commencing its duties; disclosure to third party service providers of auditing, custody, proxy voting and other services to the Trust; or disclosure to a rating or ranking organization.

Prior to the disclosure of the Trust's portfolio holdings to a selected third party for a legitimate business purpose, such third party shall be required to execute a confidentiality agreement and shall not trade on such information. Neither the Trust, a service provider nor any of their affiliated persons (as that term is defined in the 1940 Act) shall receive compensation in any form, whether in cash or otherwise, in connection with the disclosure of information about the Trust's portfolio securities.

With respect to the monthly disclosure of portfolio holdings on the Trust's website, the Trust's administrator is authorized to prepare and post to the Trust's website its portfolio holdings and is also responsible for portfolio holdings disclosure to third party service providers of auditing, custody, proxy voting and other services to the Trust, or disclosure to a rating or ranking organization. With respect to any other disclosure of the Trust's portfolio holdings, the Trust's President, or Turner's President, will be authorized to disclose such information.

In order to ensure that the disclosure of the Trust's portfolio securities is in the best interests of the Trust's shareholders and to avoid any potential or actual conflicts of interest with the Trust's service providers, or any affiliated person (as that term is defined in the 1940 Act) of such entities, the disclosure of any of the Trust's portfolio securities for legitimate business purposes must be approved by the Trust's Board of Trustees in advance of such disclosure. This requirement will not apply to the disclosure of the Trust's portfolio securities to the Trust's existing service providers of auditing, custody, proxy voting and other services to the Trust in connection with the provision of their services to the Trust, or as otherwise provided in the policies and procedures.

The Board will receive quarterly reports from the service providers stating whether disclosures were made concerning the Trust's portfolio holdings in contravention of the policies and procedures during the previous quarter, and if so, such report must describe to whom and under what circumstance such disclosures were made.

INVESTMENT LIMITATIONS

Fundamental Policies

The following investment limitations are fundamental policies of the Fund which cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:

1. With respect to 75% of the Fund's assets: (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

2. Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities.

3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings. Asset coverage of at least 300% is required for all borrowings, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowings exceed 5% of its total assets.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. Issue senior securities as defined in the 1940 Act except as permitted by rule, regulation or order of the SEC.

7. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

8. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

The foregoing percentages (except with respect to the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security. With respect to the restriction under number 6 above, the Fund may borrow money from banks as permitted under the 1940 Act.

Non Fundamental Policies

The following investment limitations are non-fundamental policies of the Fund and may be changed with respect to the Fund by the Board of Trustees without shareholder approval.

The Fund may not:

1. Invest in companies for the purpose of exercising control.

2. Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

3. Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities. The 15% limitation on investments in illiquid securities applies both at the time of initial purchase and while the Fund holds such securities.

4. Enter into futures contracts and options on futures contracts except as permitted by guidelines in this SAI.

In addition, the Fund will invest no more than 5% of its net assets in unregistered securities and futures contracts. Unregistered securities sold in reliance on the exemption from registration in Section 4(2) of the 1933 Act and securities exempt from registration on re-sale pursuant to Rule 144A of the 1933 Act may be treated as liquid securities under procedures adopted by the Board of Trustees.

THE ADVISER

Turner, 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312, is a professional investment management firm founded in March, 1990 and serves as investment adviser for the Fund. Turner is an SEC-registered investment adviser. Robert E. Turner is the Chairman and controlling shareholder of Turner.


As of [_______], 2009, Turner and its subsidiaries had assets under management of approximately $[___] billion. Turner has provided investment advisory services to investment companies since 1992.


Turner serves as the investment adviser for the Fund under an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, Turner makes the investment decisions for the assets of the Fund and continuously reviews, supervises and administers the Fund's investment program, subject to the supervision of, and policies established by, the Trustees of the Trust.

The Advisory Agreement provides that Turner shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on their part in the performance of their duties or from reckless disregard of their obligations or duties thereunder.

The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of the Fund (including amounts payable to Turner but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds the expense on investment companies by any applicable statute or regulatory authority of any jurisdiction in which shares of the Fund are qualified for offer and sale, Turner will bear the amount of such excess. Turner will not be required to bear expenses of the Fund to an extent that would result in the Fund's inability to qualify as a regulated investment company under provisions of the Code.

The continuance of an Advisory Agreement as to the Fund after the first two years must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as that term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser without penalty on 90 days' written notice to the Trust.

Under the Advisory Agreement, Turner is entitled to be paid fees computed daily and paid monthly, at the annual rate (as a percentage of the Fund's average daily net assets) of 1.50%.

For the fiscal year ended September 30, 2008, the Fund did not pay or waive any advisory fees.

Board Considerations in Approving the Advisory Agreement. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory Agreement for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from Turner. The Trustees use this information, as well as information that other Fund service providers may submit to the Board, to help them decide whether to renew the Advisory Agreement for another year. A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contract for the Fund will be available in the Fund's semi-annual report for the period ended March 31, 2009.

Portfolio Managers - Other Accounts Managed by the Portfolio Managers


The following information is as of __________:

Turner Spectrum Fund

------------------------------------- -----------------------------------------------
(a)(1) Portfolio Manager's Name       (a)(2) Number of other accounts managed
(as listed on the Prospectus)         within each category and the total assets in
                                      the accounts managed within each category
------------------------------------- -----------------------------------------------
                                       (A)            (B)             (C)
                                      -----------------------------------------------
                                       Registered     Other Pooled   Other Accounts
                                        Investment      Investment
                                        Companies        Vehicles

------------------------------------- --------------- --------------- ---------------
     Jason D. Schrotberger, CFA
   (Lead Manager, Global Consumer
  Strategy and Co-Manager, Market
         Neutral Strategy)
------------------------------------- --------------- --------------- ---------------
            Bill McVail
    (Co-Manager, Global Consumer
             Strategy)
------------------------------------- --------------- --------------- ---------------
          Halie W. O'Shea
    (Co-Manager, Global Consumer
             Strategy)
------------------------------------- --------------- --------------- ---------------
       Christopher K. McHugh
  (Lead Manager, Long/Short Equity
  Strategy and Co-Manager, Market
         Neutral Strategy)
------------------------------------- --------------- --------------- ---------------

 -------------------------------------------------------------------------
 (a)(3) For each category in (a)(2) number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
 -------------------------------------------------------------------------
 Registered                  Other Pooled              Other Accounts
 Investment                 Investment Vehicles
 Companies
 ------------ ----------- ----------- ----------- ----------- ------------
  Number of      Total    Number of      Total    Number of      Total
  Accounts      Assets     Accounts     Assets     Accounts     Assets
 ------------ ----------- ----------- ----------- ----------- ------------




 ------------ ----------- ----------- ----------- ----------- ------------



 ------------ ----------- ----------- ----------- ----------- ------------



 ------------ ----------- ----------- ----------- ----------- ------------




 ------------ ----------- ----------- ----------- ----------- ------------

------------------------------------ -----------------------------------------------
(a)(1) Portfolio Manager's Name       (a)(2) Number of other accounts managed
(as listed on the Prospectus)         within each category and the total assets in
                                      the accounts managed within each category
------------------------------------- -----------------------------------------------
                                       (A)            (B)             (C)
                                      -----------------------------------------------
                                       Registered     Other Pooled   Other Accounts
                                        Investment      Investment
                                        Companies        Vehicles

------------------------------------ --------------- -------------- ----------------
          David Honold
(Lead Manager, Global Financial
       Services Strategy)
------------------------------------ --------------- -------------- ----------------
         Mark D. Turner
  (Co-Manager, Global Financial
       Services Strategy)
-----------------------------------  --------------- -------------- ----------------
          Rick Wetmore
 (Co-Manager, Global Financial
       Services Strategy)
----------------------------------   --------------- -------------- ----------------
        Vijay Shankaran
 (Lead Manager, Global Medical
     Sciences Strategy and
       Co-Manager, Select
    Opportunities Strategy)
---------------------------------    --------------- -------------- ----------------
        Heather McMeekin
   (Co-Manager, Global Medical
  Sciences, Select Opportunities
 and Market Neutral Strategies)
---------------------------------    --------------- -------------- ----------------
      Frank Sustersic, CFA
     (Lead Manager, Select
   Opportunities Strategy and
   Co-Manager, Global Medical
       Sciences Strategy)
---------------------------------    --------------- -------------- ----------------


-------------------------------------------------------------------------
 (a)(3) For each category in (a)(2) number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
 -------------------------------------------------------------------------
 Registered                  Other Pooled              Other Accounts
 Investment                 Investment Vehicles
 Companies
 ------------ ----------- ----------- ----------- ----------- ------------
  Number of      Total    Number of      Total    Number of      Total
  Accounts      Assets     Accounts     Assets     Accounts     Assets
------------ ----------- ----------- ----------- ----------- ------------



----------- ----------- ----------- ------------- ------------ ------------



----------- ----------- ----------- ------------- ------------ ------------



----------- ----------- ----------- ------------- ------------ ------------





----------- ----------- ----------- ------------- ------------ ------------




----------- ----------- ----------- ------------- ------------ ------------





----------- ----------- ----------- ------------- ------------ ------------

------------------------------------- -----------------------------------------------
(a)(1) Portfolio Manager's Name       (a)(2) Number of other accounts managed
(as listed on the Prospectus)         within each category and the total assets in
                                      the accounts managed within each category
------------------------------------- -----------------------------------------------
                                       (A)            (B)             (C)
                                      -----------------------------------------------
                                       Registered     Other Pooled   Other Accounts
                                        Investment      Investment
                                        Companies        Vehicles

------------------------------------- --------------- -------------- ----------------
        Robert E. Turner
 (Lead Manager, Market Neutral
   Strategy and Co-Manager,
  Long/Short Equity Strategy)
------------------------------------- --------------- -------------- ----------------
         Jennifer Boden
  (Co-Manager, Market Neutral
           Strategy)
------------------------------------- --------------- -------------- ----------------


-------------------------------------------------------------------------
(a)(3) For each category in (a)(2) number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
-------------------------------------------------------------------------
Registered                  Other Pooled              Other Accounts
Investment                 Investment Vehicles
Companies
------------ ----------- ----------- ----------- ----------- ------------
 Number of      Total    Number of      Total    Number of      Total
 Accounts      Assets     Accounts     Assets     Accounts     Assets
---------- ----------- ----------- ------------- ------------ ------------




--------- ----------- ----------- ------------- ------------ ------------



--------- ----------- ----------- ------------- ------------ ------------

Conflicts of Interest. As is typical for many money managers, potential conflicts of interest may arise related to Turner's management of accounts including the Fund where not all accounts are able to participate in a desired IPO, or other limited opportunity, relating to use of soft dollars and other brokerage practices, relating to the voting of proxies, relating to employee personal securities trading, relating to the side by side management of accounts with performance based fees and accounts with fixed fees, and relating to a variety of other circumstances. In all cases, however, Turner believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising. Please also see Turner's Form ADV, Part II for a description of some of its policies and procedures in this regard.

Compensation. Turner's investment professionals receive a base salary commensurate with their level of experience. Turner's goal is to maintain competitive base salaries through review of industry standards, market conditions, and salary surveys. Bonus compensation, which is a multiple of base salary, is computed annually based on the one year performance of each individual's sector and portfolio assignments relative to appropriate market benchmarks. In addition, each employee is eligible for equity ownership and equity owners share the firm's profits. Most of the members of the Investment Team and all Portfolio Managers are equity owners of Turner. This compensation and ownership structure provides incentive to attract and retain highly qualified people, as each member of the firm has the opportunity to share directly in the accomplishments of the business.

The objective performance criteria noted above accounts for 90% of the bonus calculation. The remaining 10% is based upon subjective, "good will" factors including teamwork, interpersonal relations, the individual's contribution to overall success of the firm, media and client relations, presentation skills, and professional development. Portfolio managers/analysts are reviewed on an annual basis. The Chief Investment Officer ("CIO") is responsible for setting base salaries, bonus targets, and making all subjective judgments related to an investment professionals' compensation. The CIO is also responsible for identifying investment professionals that should be considered for equity ownership on an annual basis.

Portfolio Managers - Portfolio Manager's Ownership of Securities in the Fund

The Fund was not in operation prior to the date of this SAI. Consequently, none of the Portfolio Managers own any shares in the Fund.

THE ADMINISTRATOR

The Trust and Turner (the "Administrator") have entered into an administration agreement (the "Administration Agreement"). The Administration Agreement provides that the Administrator shall perform or supervise the performance of other administrative services, such as regulatory or performance reporting, fund accounting and related accounting services, in connection with the operation of the Fund. The Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of two (2) years after its effective date and shall continue in effect for successive periods of one (1) year unless terminated by either party on not less than 90 days' prior written notice to the other party.

SEI Investments Global Funds Services ("SIGFS") serves as the Trust's Sub-Administrator. SIGFS has its principal business offices at One Freedom Valley Drive, Oaks, PA 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in SIGFS. SEI Investments and its subsidiaries and affiliates, including SIMC, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers.


For the fiscal year ended September 30, 2008, the Funds did not pay any administration fees.


SHAREHOLDER SERVICES


The Fund has adopted a Shareholder Services Plan (the "Shareholder Services Plan") that allows Class C Shares of the Fund to pay service fees to the Distributor (defined below) and other service providers (together, "Service Providers"). Under the Shareholder Services Plan, Service Providers are entitled to receive aggregate fees, directly from the Fund and/or through the Distributor, for shareholder services not exceeding twenty-five basis points (0.25%) of the Fund's average daily net assets attributable to Class C Shares that are subject to the arrangement in return for providing a broad range of shareholder services, including: (i) maintaining accounts relating to shareholders that invest in Shares; (ii) arranging for bank wires; (iii) responding to shareholder inquiries relating to the services performed by Distributor and/or service providers; (iv) responding to inquiries from shareholders concerning their investment in the Trust; (v) assisting shareholders in changing dividend options, account designations and addresses;
(vi) providing information periodically to shareholders showing their position in the Trust; (vii) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (viii) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or their service providers; and (ix) processing dividend payments from the Fund on behalf of shareholders. As of the date of this SAI, Class C Shares of the Fund pay

0.25% in shareholder servicing fees. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.

For the fiscal year ended September 30, 2008, the Fund did not pay any shareholder servicing fees.

DISTRIBUTION

The Fund's shares are offered on a continuous basis by SEI Investments Distribution Co. (the "Distributor"). The Distributor has agreed to use appropriate efforts to solicit purchase orders. The Distributor's principal place of business is One Freedom Valley Drive, Oaks, Pennsylvania 19456. The distribution agreement between the Trust and the Distributor ("Distribution Agreement") shall remain in effect for a period of two years after the effective date of the agreement and is renewable annually after the initial two year period. The Distribution Agreement may be terminated by: (i) the Distributor or a majority vote of the Trustees who are not interested persons (as that term is defined in the 1940 Act) and have no financial interest in the Distribution Agreement upon not less than 60 days' prior written notice by either party, without penalty; or (ii) upon its assignment.

The Fund has adopted a Distribution Plan for Class C Shares (the "Distribution Plan" and, together with the Shareholder Services Plan, the "Plans") under which firms, including the Distributor, that provide distribution services may receive compensation. Under the Distribution Plan, the Distributor may provide those services itself, or may enter into arrangements under which third parties provide such services and are compensated by the Distributor. The Distributor may retain as profit any difference between the fee it receives and the amount it pays such third parties.

In addition, the Fund may enter into such arrangements directly. Under the Distribution Plan, which was adopted pursuant to Rule 12b-1 under the 1940 Act, the Distributor is entitled to receive aggregate fees for distribution services not exceeding seventy-five basis points (0.75%) of the Fund's average daily net assets attributable to Class C Shares that are subject to the arrangement in return for providing a broad range of distribution services, including: (i) compensation for its services in connection with distribution assistance; or
(ii) a source of payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. As of the date of this Prospectus, Class C Shares of the Fund pay the Distributor 0.75% in distribution fees. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.

The Distributor may compensate your financial intermediary at the time of sale at a commission rate of 1.00% of the net asset value of the Class C Shares purchased. Service providers to qualified plans will not receive this amount if they receive Plan Fees (as defined below) from the time of initial investment of qualified plan assets in Class C Shares.

For the fiscal year ended September 30, 2008, the Fund did not pay any distribution fees.

PAYMENTS FOR DISTRIBUTION, SHAREHOLDER SERVICING AND OTHER SALES SUPPORT ACTIVITIES

The Distributor is entitled to retain all fees related to the Plans (together, the "Plan Fees") for the first 12 months on any investment in Class C Shares to recoup its expenses with respect to the payment of commissions on sales of Class C Shares. Financial intermediaries will become eligible for compensation under the Plans beginning in the 13th month following the purchase of Class C Shares, although the Distributor may, pursuant to a written agreement between the Distributor and a particular financial intermediary, pay such financial intermediary Plan Fees prior to the 13th month following the purchase of Class C Shares. The Distributor is entitled to retain some or all Plan Fees in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Payments of Plan Fees are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred.


Subject to applicable laws and regulations, Turner, the Distributor and/or their affiliates may pay, out of their own assets, compensation to authorized dealers, service organizations and financial intermediaries ("Intermediaries") in connection with the sale, distribution and/or servicing of shares of the Fund. These payments ("Additional Payments") would be in addition to the payments by the Fund described in the Fund's Prospectus and this Statement of Additional Information for the distribution and shareholder servicing and processing. These Additional Payments may take the form of "due diligence" payments for an institution's examination of the Fund and payments for providing extra employee training and information relating to the Fund; "listing" fees for the placement of the Fund on a dealer's list of mutual funds available for purchase by its customers; "finders" or "referral" fees for directing investors to the Fund; "marketing support" fees for providing assistance in promoting the sale of the Funds' shares; and payments for the sale of shares and/or the maintenance of share balances. In addition, Turner, the Distributor and/or their affiliates may make Additional Payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Fund. The Additional Payments made by Turner, the Distributor and their affiliates may be a fixed dollar amount, may be based on the number of customer accounts maintained by an Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved, and may be different for each Intermediary. Furthermore, Turner, the Distributor and/or their affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions. Turner, the Distributor and their affiliates may also pay for the travel expenses, meals, lodging and entertainment of Intermediaries and their salespersons and guests in connection with educational, sales and promotional programs, subject to applicable FINRA regulations. The Additional Payments may include amounts that are sometimes referred to as "revenue sharing" payments.

TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts and the 1940 Act. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

Certain information about the Trust's Trustees and Executive Officers is set forth below. Each may have held other positions with the named companies during that period. Certain officers of the Trust also serve as officers to one or more mutual funds for which SEI Investments or its affiliates act as investment manager, administrator or distributor.


                                                                                   Number of
    Name,                Position Held                                           Portfolios in
 Address and            with Trust and                                              Complex                Other
   Age(1)                 Length of             Principal Occupation(s)           Overseen by          Directorships
                          Service(2)              during Past 5 Years               Trustee                 Held

Interested Trustee*
Robert E. Turner        Trustee (since      Chairman and Chief Investment                 13                None
(52)                    1996)               Officer, Turner (since 1990).

* Mr. Turner is deemed to be an "Interested Trustee" by virtue of his relationship with Turner.

Non-Interested Trustees

Alfred C. Salvato       Chairman of the     Chief Investment Officer and                  13                None
(50)                    Board (since        Treasurer, Thomas Jefferson
                        2004); Trustee      University Health Care Pension Fund
                        (since 1996)        (since 2003) Treasurer since 1995.

Janet F. Sansone        Trustee (since      Chief Management Officer,                     13                None
(63)                    1996)               United States Government Printing
                                            Office (since 2008);
                                            Self-employed Consultant
                                            (1999-2007).

John T. Wholihan        Trustee (since      Dean Emeritus (since 2007),                   13                None
(71)                    1996)               Professor (since 1984) and Dean
                                            (1984-2007), Loyola Marymount
                                            University.


Executive Officers

Thomas R. Trala, Jr.    President (since    Chief Operating Officer (since 2004)          N/A                N/A
(42)                    2004)               and Chief Financial Officer (since
                                            1995), Turner.



                                                                                   Number of
    Name,                Position Held                                           Portfolios in
 Address and            with Trust and                                              Complex                Other
   Age(1)                 Length of             Principal Occupation(s)           Overseen by          Directorships
                          Service(2)              during Past 5 Years               Trustee                 Held
Michael Lawson          Controller and      Director, Fund Accounting, SEI             N/A                   N/A
SEI                     Chief Financial     Investments (since 2005), Manager,
One Freedom Valley      Officer (since      Fund Accounting (since 1998).
Drive,                  2005)
Oaks, PA 19456
(48)

Brian F. McNally        Vice-President      General Counsel and Chief Compliance       N/A                  N/A
(50)                    (since 2002),       Officer (since 2004), Deputy General
                        Secretary and       Counsel (2002-2004).
                        Chief Compliance
                        Officer (since
                        2004)

Calvin Fisher           Vice-President      Director - Mutual Fund                     N/A                  N/A
(35)                    and Assistant       Administration and Compliance (since
                        Secretary ,         2005), Manager, Mutual Fund
                        (since 2006)        Administration (since 2001).


(1) Each Trustee and executive officer, unless noted otherwise, may be contacted by writing to such Trustee or officer c/o Turner Funds, 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312, Attn: Turner Chief Legal Officer.

(2) Each Trustee serves until his or her respective successor has been duly elected and qualified. Each officer serves a one-year term.

Board Standing Committees. The Board has established the following standing committees:

o Audit Committee. The Board has a standing Audit Committee that is composed of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: (i) recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; (ii) reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; (iii) serving as a channel of communication between the independent auditor and the Trustees; (iv) reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Sub-Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; (v) reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; (vi) considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; (vii) reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and (viii) other audit related matters. The Audit Committee meets at least once a quarter, and as otherwise necessary. During the fiscal year ended September 30, 2008, the Audit Committee met four times.

o Fair Value Pricing Committee. The Board has a standing Fair Value Pricing Committee that is composed of Mr. Salvato and various representatives of the Trust's service providers, as appointed by the Board. Ms. Sansone and Dr. Wholihan serve as alternates in the event that the Mr. Salvato is unavailable for a Committee meeting. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available or which the Fund believes are unreliable. The Fair Value Pricing Committee's determinations are reviewed by the full Board. The Fair Value Pricing Committee meets periodically, as necessary, and met 16 times in the most recently completed fiscal year.

         Fund Shares Owned By Trustees. The following table shows a dollar amount range of each Trustee's "beneficial ownership" of shares of the Fund and the aggregate dollar range of all Turner Funds as of the end of the most recently completed calendar year. Dollar ranges of shares disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 Act, as amended.

----------------------------- -------------------------------------------------------------- ------------------------
                                                                                             Aggregate Dollar Range
                                                                                              of Shares (All Turner
Name                                     Dollar Range of Fund Shares (Fund Only)                     Funds)
----------------------------- -------------------------------------------------------------- ------------------------
----------------------------- -------------------------------------------------------------- ------------------------
Interested Trustee
----------------------------- -------------------------------------------------------------- ------------------------
----------------------------- -------------------------------------------------------------- ------------------------
Robert Turner(1)              None                                                                Over $100,000
----------------------------- -------------------------------------------------------------- ------------------------
----------------------------- -------------------------------------------------------------- ------------------------

----------------------------- -------------------------------------------------------------- ------------------------
----------------------------- -------------------------------------------------------------- ------------------------
Independent Trustees
----------------------------- -------------------------------------------------------------- ------------------------
----------------------------- -------------------------------------------------------------- ------------------------
Alfred C. Salvato             None                                                                $1 - $10,000
----------------------------- -------------------------------------------------------------- ------------------------
----------------------------- -------------------------------------------------------------- ------------------------
Janet F. Sansone              None                                                              $10,001 - $50,000
----------------------------- -------------------------------------------------------------- ------------------------
----------------------------- -------------------------------------------------------------- ------------------------
John T. Wholihan              None                                                                $1 - $10,000
----------------------------- -------------------------------------------------------------- ------------------------

(1) Mr. Turner is an "interested person" of the Trust, as the term is defined in the 1940 Act, by virtue of his controlling ownership interest in the Adviser.

As of [_____________], the Trustees and officers as a group owned approximately [____]% of the outstanding shares of the Turner Spectrum Fund.

Ownership in Securities of Turner and Related Companies. As reported to the Trust, the independent Trustees and their immediate family members did not own any securities issued by the Trust's Adviser or Distributor or any persons (other than a registered investment company) directly or indirectly controlled by, or under common control with the Trust's Adviser or Distributor.

Compensation. The Board holds regular quarterly meetings each year, and the Trustees receive annual compensation from the Trust for serving on the Board and attending such meetings. The Trust does not compensate the Trustees who are officers or employees of the Adviser. Due to her position with the federal government, effective January 1, 2008, the Trust does not compensate Janet Sansone. The independent Trustees receive an annual retainer of $35,000 ($43,000 for the Board Chairman) payable quarterly. Each Audit Committee Member receives an annual retainer of $3,000 ($6,000 for the Audit Committee Chairman); and the Valuation Committee Chairman receives an annual retainer of $1,000. In addition, independent Trustees receive $4,000 ($6,000 for the Board Chairman) for each regular or special board meeting (provided, however, that in the event that a special meeting is held telephonically and no resolutions are passed, then each independent Trustee will receive $2,000 for such meeting), $3,000 ($5,000 for the Audit Committee Chairman) for each audit committee meeting and $250 per fair value telephone meeting. Trustees (including Ms. Sansone) are reimbursed for travel and other out-of-pocket expenses in connection with the attendance of Board meetings. The Trust does not offer any retirement benefits for Trustees. Brian F. McNally receives annual compensation from the Trust (currently $165,000) for serving as the Trust's chief compliance officer ("CCO"). In addition, Mr. McNally is reimbursed for out-of-pocket expenses in connection with his serving as CCO. During the fiscal year ended September 30, 2008, the current Trustees received the following compensation from the Trust for serving on the Board, and Mr. McNally received the following compensation from the Trust for serving as Chief Compliance Officer:

------------------------------- ------------------------ ----------------- --------------- ---------------------------
Name of Person,                       Aggregate             Pension or                      Total Compensation From
                                     Compensation           Retirement       Estimated      Trust and Fund Complex
                                  From Trust for the         Benefits          Annual       Paid to Trustees for the
                                   Fiscal Year Ended     Accrued as Part   Benefits Upon       Fiscal Year Ended
Position                          September 30, 2008     of Fund Expenses    Retirement        September 30, 2008
------------------------------- ------------------------ ----------------- --------------- ---------------------------
------------------------------- ------------------------ ----------------- --------------- ---------------------------
Interested Trustee
------------------------------- ------------------------ ----------------- --------------- ---------------------------
------------------------------- ------------------------ ----------------- --------------- ---------------------------
Robert Turner(1)                          --                    --               --                    --
------------------------------- ------------------------ ----------------- --------------- ---------------------------
------------------------------- ------------------------ ----------------- --------------- ---------------------------

------------------------------- ------------------------ ----------------- --------------- ---------------------------
------------------------------- ------------------------ ----------------- --------------- ---------------------------
Independent Trustees
------------------------------- ------------------------ ----------------- --------------- ---------------------------
------------------------------- ------------------------ ----------------- --------------- ---------------------------
Alfred C. Salvato(2)                   $100,250                 --               --                 $100,250
------------------------------- ------------------------ ----------------- --------------- ---------------------------
------------------------------- ------------------------ ----------------- --------------- ---------------------------
Janet F. Sansone(2)                     $16,250                 --               --                 $16,250
------------------------------- ------------------------ ----------------- --------------- ---------------------------
------------------------------- ------------------------ ----------------- --------------- ---------------------------
John T. Wholihan(2)                     $69,750                 --               --                 $69,750
------------------------------- ------------------------ ----------------- --------------- ---------------------------
------------------------------- ------------------------ ----------------- --------------- ---------------------------
Brian F. McNally(3)                    $165,000                 --               --                 $165,000
------------------------------- ------------------------ ----------------- --------------- ---------------------------

(1) Mr. Turner is an "interested person" of the Trust, as the term is defined in the 1940 Act, by virtue of his controlling ownership interest in the Adviser. The Trust pays fees only to the Trustees who are not interested persons of the Trust. Compensation of officers and interested persons of the Trust is paid by Turner.
(2)   Member of the Audit Committee.
(3)   Chief Compliance Officer.

COMPUTATION OF YIELD AND TOTAL RETURN

From time to time the Trust may advertise yield and total return of the Fund. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns. The yield of the Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

Yield = 2[((a-b)/cd + 1)6 - 1] where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

The total return of the Fund, both before and after taxes, refers to the average compounded rate of return on a hypothetical investment for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return before taxes will be calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return (before taxes); n = number of years; and ERV = ending redeemable value as of the end of the designated time period. Total return after taxes on distributions will be calculated according to the following formula: P (1 + T)n = ATVD, where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions); n = number of years; and ATVD = ending redeemable value as of the end of the designated time period, after taxes on fund distributions, but not after taxes on redemption. Total return after taxes on distributions and redemption will be calculated according to the following formula: P (1 + T)n = ATVDR where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions); n = number of years; and ATVDR = ending redeemable value as of the end of the designated time period, after taxes on fund distributions and on redemption. Each of the above formulas assumes a hypothetical $1,000 payment made at the beginning of the designated time period.

PURCHASE AND REDEMPTION OF SHARES


Investors may not purchase, sell or exchange shares directly. Shares may be purchased, exchanged or redeemed only through retirement plans, broker-dealers, bank trust departments, financial advisors, or other financial intermediaries. Shares made available through full service broker-dealers are primarily available only through wrap accounts under which such broker-dealers impose additional fees for services connected to the wrap account. The Fund may not be available through certain of these intermediaries and not all financial intermediaries offer all classes of shares. Because you are investing through a financial institution, you will have to follow its procedures, which may differ from the procedures for investing directly with us. The Fund is not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers. Your financial institution may charge a fee for its services, including a processing or service fee in connection with the redemption of shares, in addition to the fees charged by the Fund. Contact your financial institution directly for more information about how to purchase, exchange, sell or redeem Fund shares and about any fees that your financial institution may charge.

A 1.00% contingent deferred sales charge ("CDSC") will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived, as discussed in the Prospectus. The CDSC will be based on the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. To keep the CDSC as low as possible, Class C Shares not subject to any CDSC will be redeemed first, followed by shares held longest.

Purchases and redemptions may be made through a designated financial intermediary on days when the New York Stock Exchange is open for business. Currently, the days on which each Fund is closed for business are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Shares of the Fund are offered on a continuous basis.


It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions, and may have to pay taxes on capital gains from the sale.

The Fund's net asset value per share is computed once daily, Monday through Friday, at 4:00 p.m. Eastern Time except when the Fund is not open for business, days during which the Fund receives no purchase or redemption orders, customary holidays and on days when the New York Stock Exchange is closed.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the New York Stock Exchange, Turner, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

The Trust's Funds, including the Fund, participate in fund "supermarket" arrangements. In such an arrangement, a program is made available by a broker or other institution (a sponsor) that allows investors to purchase and redeem shares of the Funds through the sponsor of the fund supermarket. In connection with these supermarket arrangements, each Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders. In turn, the brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf. As such, the Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. The customer order will be priced at the Fund's net asset value next computed after accepted by an authorized broker or the broker's authorized designee. In addition, a broker may charge transaction fees on the purchase and/or sale of Fund shares. Also in connection with fund supermarket arrangements, the performance of a participating Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available and compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The Trust's annual report contains additional performance information and will be made available to investors upon request and without charge.

The Fund has not entered into any arrangements with any person permitting frequent purchases and redemptions of Fund shares.


DETERMINATION OF NET ASSET VALUE

The securities of the Fund are valued under the direction of the Administrator and under the general supervision of the Trustees. The Administrator or its delegates may use independent pricing services to obtain valuations of securities. The pricing services rely primarily on prices of actual market transactions as well as on trade quotations obtained from third parties. Prices are generally determined using readily available market prices. If market prices are unavailable or believed to be unreliable, the Sub-Administrator will initiate a process by which the Trust's Fair Value Committee will make a good faith determination as to the "fair value" of the security using procedures approved by the Trustees. The pricing services may use a matrix system to determine valuations of fixed income securities when market prices are not readily available. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. As a supplement to the monitoring for significant events by the Administrator, the Sub-Administrator also monitors price movements among certain selected indices, securities and baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Sub-Administrator ("trigger points"), the Sub-Administrator will notify the Administrator that such limits have been exceeded.

The procedures used by any such pricing service and its valuation results are reviewed by the officers of the Trust under the general supervision of the Trustees.

The Fund may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell Fund shares.

Securities with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization of maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Fund would receive if it sold the instrument.


TAXES

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussions of the federal tax consequences in the Prospectus and this SAI are based on the Internal Revenue Code (the "Code"), the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly alter these tax consequences, and any such changes or decisions may be retroactive.

Federal - General Information. The Fund qualified during its last taxable year and intends to continue to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As such, the Fund generally is exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders. To qualify for treatment as a regulated investment company, it must meet three important tests each year.

First, the Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to the Fund's business of investing in stock, securities or currencies, or net income derived from interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers as to which the Fund has not invested more than 5% of the value of its total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer, and no more than 25% of the value of the Fund's total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships.

Third, the Fund must distribute each year an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for the year.

The Fund intends to comply with these requirements. If the Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company. If for any taxable year the Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, taxable shareholders would recognize dividend income on distributions to the extent of the Fund's current and accumulated earnings and profits and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a non-deductible 4% excise tax on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.

Loss Carryforwards. For federal income tax purposes, the Fund is permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during the eight years following the year of the loss.

As of September 30, 2008, the Fund had no capital loss carry-forwards for federal income tax purposes.

Taxation of Certain Financial Instruments. The tax principles applicable to transactions in certain financial instruments, such as futures contracts and options, that may be engaged in by the Fund, and investments in passive foreign investment companies ("PFICs"), are complex and, in some cases, uncertain. Such transactions and investments may cause the Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

In addition, in the case of any shares of a PFIC in which the Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

State and Local Taxes. Although the Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

PORTFOLIO TRANSACTIONS

Turner is authorized to select brokers and dealers to effect securities transactions for the Fund. Turner will seek to obtain the most favorable net results by taking into account various factors, including price, commission, size of the transactions and difficulty of executions, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While Turner generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available. Turner seeks to select brokers or dealers that offer the Fund best price and execution or other services that benefit the Fund.

Turner may, consistent with the interests of the Fund, select brokers on the basis of the research services provided to Turner. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by Turner will be in addition to and not in lieu of the services required to be performed by Turner under the Advisory Agreement. If, in the judgment of Turner, the Fund or other accounts managed by Turner will be benefited by supplemental research services, Turner is authorized to pay brokerage commissions to a broker furnishing such services that are in excess of commissions that another broker may have charged for effecting the same transaction. These research services include: advice, either directly or through publications or writings, as to the value of securities; the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of Turner will not necessarily be reduced as a result of the receipt of such supplemental information, such services may not be used exclusively, or at all, with respect to the Fund or account generating the brokerage, and there can be no guarantee that Turner will find all of such services of value in advising the Fund.

VOTING

Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting. Shares issued by the Fund have no preemptive, conversion, or subscription rights. The Fund, as a separate series of the Trust, votes separately on matters affecting it. Voting rights are not cumulative. Shareholders of each Class of the Fund will vote separately on matters pertaining solely to that Class. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Where the Trust's Prospectus or SAI state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of (i) 67% or more of the affected Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the affected Fund's outstanding shares, whichever is less.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of series (i.e., portfolios) and shares of each series. Each share of a series represents an equal proportionate interest in that series with each other share. Upon liquidation, shares are entitled to a pro rata share in the net assets of the portfolio, after taking into account additional distribution and shareholder servicing expenses attributable to the Class C Shares. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes. All consideration received by the Trust for shares of any series or separate class and all assets in which such consideration is invested would belong to that portfolio or separate class and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a Massachusetts business trust. Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust, and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for the Trustee's own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for the Trustee's willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.


CODE OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser has adopted a Code of Ethics pursuant to Rule 17j-1. This Code of Ethics applies to the personal investing activities of Trustees, officers, and certain employees ("access persons"). Rule 17j-1 and the Code of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code of Ethics, access persons are permitted to invest in securities (including securities that may be purchased or held by the Fund), but are required to report their personal securities transactions for monitoring purposes. In addition, under the Trust's Code of Ethics, certain access persons are required to obtain approval before investing in initial public offerings or private placements. Copies of the Code of Ethics are on file with the SEC, and are available to the public.

PROXY VOTING

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to Turner. Turner will vote such proxies in accordance with their respective proxy policies and procedures, which are included in Appendix B to this SAI.

Information regarding how the Trust voted proxies relating to portfolio securities held by the Fund during the 12-month period ended June 30, 2008, which was filed with the SEC on Form N-PX, is available without charge, upon request, by calling 1-800-224-6312 or by writing to Turner Funds at 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312. The Trust's report on Form N-PX is also available on the SEC's website at www.sec.gov.

Turner will generally not vote nor seek to recall for voting shares on loan in connection with the Trust's securities lending program, unless it determined that a particular vote was especially significant. Seeking to recall securities in this limited circumstance may nevertheless be unsuccessful because of operational difficulties relating to custody of the security in question that are beyond Turner's control.

CUSTODIAN

PFPC Trust Company, 8800 Tinicum Boulevard, 4th Floor, Philadelphia, PA 19153, acts as the custodian (the "Custodian") of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act. PFPC may appoint domestic and foreign sub-custodians from time to time to hold certain securities purchased by the Trust and to hold cash for the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


__________, whose offices are located at ________________, serves as the Trust's independent registered public accounting firm.



LEGAL COUNSEL

Drinker Biddle & Reath LLP, located at One Logan Square, 18th and Cherry Streets, Philadelphia, PA 19103, serves as counsel to the Trust.

                                   APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS


Short-Term Credit Ratings

         A Standard & Poor's short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for short-term issues:

         "A-1" - Obligations are rated in the highest category and indicate that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         "A-2" - The obligor's capacity to meet its financial commitment on the obligation is satisfactory. Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in the higher rating categories.

         "A-3" - Obligor has adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         "B" - An obligation is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. Ratings of "B1", "B-2" and "B-3" may be assigned to indicate finer distinctions within the "B" category.

         "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

         "D" - Obligations are in payment default. This rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign Currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

         Moody's Investors Service ("Moody's") short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

         Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

         "P-1" - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

         "P-2" - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

         "P-3" - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

         "NP" - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.


         Fitch, Inc. / Fitch Ratings Ltd. ("Fitch") short-term ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for U.S. public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

         "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

         "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

         "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

         "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

         "C" - Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

         "D" - Indicates an entity or sovereign that has defaulted on all of its financial obligations.

         "NR" - This designation indicates that Fitch does not publicly rate the associated issue or issuer.

         "WD" - This designation indicates that the rating has been withdrawn and is no longer maintained by Fitch.

         The following summarizes the ratings used by Dominion Bond Rating Service Limited ("DBRS") for commercial paper and short-term debt:

         "R-1 (high)" - Short-term debt rated "R-1 (high)" is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability that is both stable and above average. Companies achieving an "R-1 (high)" rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results, and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an "R-1 (high)", few entities are strong enough to achieve this rating.

         "R-1 (middle)" - Short-term debt rated "R-1 (middle)" is of superior credit quality and, in most cases, ratings in this category differ from "R-1
(high)" credits by only a small degree. Given the extremely tough definition DBRS has established for the "R-1 (high)" category, entities rated "R-1 (middle)" are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.

         "R-1 (low)" - Short-term debt rated "R-1 (low)" is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt, and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

         "R-2 (high)" - Short-term debt rated "R-2 (high)" is considered to be at the upper end of adequate credit quality. The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt, and profitability ratios is not as strong as credits rated in the "R-1 (low)" category. Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.

         "R-2 (middle)" - Short-term debt rated "R-2 (middle)" is considered to be of adequate credit quality. Relative to the "R-2 (high)" category, entities rated "R-2 (middle)" typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or are negatively impacted by a weaker industry. Ratings in this category would be more vulnerable to adverse changes in financial and economic conditions.

         "R-2 (low)" - Short-term debt rated "R-2 (low)" is considered to be at the lower end of adequate credit quality, typically having some combination of challenges that are not acceptable for an "R-2 (middle)" credit. However, "R-2
(low)" ratings still display a level of credit strength that allows for a higher rating than the "R-3" category, with this distinction often reflecting the issuer's liquidity profile.

         "R-3" - Short-term debt rated "R-3" is considered to be at the lowest end of adequate credit quality, one step up from being speculative. While not yet defined as speculative, the R-3 category signifies that although repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside the issuer's control. Entities in this area often have limited access to capital markets and may also have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions.

         "R-4" - Short-term debt rated R-4 is speculative. R-4 credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with R-4 ratings would normally have very limited access to alternative sources of liquidity. Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

         "R-5" - Short-term debt rated R-5 is highly speculative. There is a reasonably high level of uncertainty as to the ability of the entity to repay the obligations on a continuing basis in the future, especially in periods of economic recession or industry adversity. In some cases, short term debt rated R-5 may have challenges that if not corrected, could lead to default.

         "D" - A security rated "D" implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future. In some cases, DBRS may not assign a "D" rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the "D" rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is discontinued or reinstated by DBRS.

Long-Term Credit Ratings

         The following summarizes the ratings used by Standard & Poor's for long-term issues:

         "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         "AA" - An obligation rated "AA" differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

         "C" - A subordinated debt or preferred stock obligation rated "C" is currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. The "C" rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments may have been suspended in accordance with the instrument's terms.

         "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Plus (+) or minus (-) - The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

         "NR" - This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

         Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

         The following summarizes the ratings used by Moody's for long-term debt:

         "Aaa" - Obligations rated "Aaa" are judged to be of the highest quality, with minimal credit risk.

         "Aa" - Obligations rated "Aa" are judged to be of high quality and are subject to very low credit risk.

         "A" - Obligations rated "A" are considered upper-medium grade and are subject to low credit risk.

         "Baa" - Obligations rated "Baa" are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

         "Ba" - Obligations rated "Ba" are judged to have speculative elements and are subject to substantial credit risk.

         "B" - Obligations rated "B" are considered speculative and are subject to high credit risk.

         "Caa" - Obligations rated "Caa" are judged to be of poor standing and are subject to very high credit risk.

         "Ca" - Obligations rated "Ca" are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

         "C" - Obligations rated "C" are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

         Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

         The following summarizes long-term ratings used by Fitch:

         "AAA" - Securities considered to be of the highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         "AA" - Securities considered to be of very high credit quality. "AA" ratings denote expectations of very low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         "A" - Securities considered to be of high credit quality. "A" ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

         "BBB" - Securities considered to be of good credit quality. "BBB" ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

         "BB" - Securities considered to be speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

         "B" - Securities considered to be highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

         "RD" - Indicates an entity has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

         "D" - Indicates an entity or sovereign that has defaulted on all of its financial obligations.

         Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" category or to categories below "CCC".

         "NR" indicates that Fitch does not publicly rate the associated issue or issuer.

         The following summarizes the ratings used by DBRS for long-term debt:

         "AAA" - Long-term debt rated "AAA" is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity. The strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely high standard which DBRS has set for this category, few entities are able to achieve a "AAA" rating.

         "AA" - Long-term debt rated "AA" is of superior credit quality, and protection of interest and principal is considered high. In many cases they differ from long-term debt rated "AAA" only to a small degree. Given the extremely restrictive definition DBRS has for the "AAA" category, entities rated "AA" are also considered to be strong credits, typically exemplifying above-average strength in key areas of consideration and unlikely to be significantly affected by reasonably foreseeable events.

         "A" - Long-term debt rated "A" is of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of "AA" rated entities. While "A" is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities.

         "BBB" - Long-term debt rated "BBB" is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

         "BB" - Long-term debt rated "BB" is defined to be speculative and non-investment grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the "BB" range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

         "B" - Long-term debt rated "B" is highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

         "CCC", CC" and "C" -Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated "B." Long-term debt rated below "B" often have features which, if not remedied, may lead to default. In practice, there is little difference between these three categories, with "CC" and "C" normally used for lower ranking debt of companies for which the senior debt is rated in the "CCC" to "B" range.

         "D" - A security rated "D" implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, DBRS may not assign a "D" rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the "D" rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued or reinstated by DBRS.

         ("high", "low") - Each rating category is denoted by the subcategories "high" and "low". The absence of either a "high" or "low" designation indicates the rating is in the "middle" of the category. The "AAA" and "D" categories do not utilize "high", "middle", and "low" as differential grades.

Municipal Note Ratings

         A Standard & Poor's U.S. municipal note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

         o Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

         o Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

         Note rating symbols are as follows:

         "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

         "SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

         Moody's uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade ("MIG") and are divided into three levels - "MIG-1" through "MIG-3". In addition, those short-term obligations that are of speculative quality are designated "SG", or speculative grade. MIG ratings expire at the maturity of the obligation. The following summarizes the ratings used by Moody's for these short-term obligations:

         "MIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

         "MIG-2" - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

         "MIG-3" - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

         "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

         In the case of variable rate demand obligations ("VRDOs"), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or "VMIG" rating.

         When either the long- or short-term aspect of a VRDO is not rated, that piece is designated "NR", e.g., "Aaa/NR" or "NR/VMIG-1".

         VMIG rating expirations are a function of each issue's specific structural or credit features.

         "VMIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

         "VMIG-2" - This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

         "VMIG-3" - This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

         "SG" - This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

         Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

About Credit Ratings

A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion evaluates the obligor's capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Moody's credit ratings must be construed solely as statements of opinion and not as statements of fact or recommendations to purchase, sell or hold any securities.

Fitch's credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested. Fitch's credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS credit ratings are opinions based on the quantitative and qualitative analysis of information sourced and received by DBRS, which information is not audited or verified by DBRS. Ratings are not buy, hold or sell recommendations and they do not address the market price of a security. Ratings may be upgraded, downgraded, placed under review, confirmed and discontinued.

                                   APPENDIX B

                      PROXY VOTING POLICIES AND PROCEDURES

Turner Investment Partners, Inc., as well as its investment advisory affiliate, Turner Investment Management LLC (collectively, Turner), act as fiduciaries in relation to their clients and the assets entrusted by them to their management. Where the assets placed in Turner's care include shares of corporate stock, and except where the client has expressly reserved to itself or another party the duty to vote proxies, it is Turner's duty as a fiduciary to vote all proxies relating to such shares.

Duties with Respect to Proxies:

Turner has an obligation to vote all proxies appurtenant to shares of corporate stock owned by its client accounts in the best interests of those clients. In voting these proxies, Turner may not be motivated by, or subordinate the client's interests to, its own objectives or those of persons or parties unrelated to the client. Turner will exercise all appropriate and lawful care, skill, prudence and diligence in voting proxies, and shall vote all proxies relating to shares owned by its client accounts and received by Turner. Turner shall not be responsible, however, for voting proxies that it does not receive in sufficient time to respond.

Delegation:

In order to carry out its responsibilities in regard to voting proxies, Turner must track all shareholder meetings convened by companies whose shares are held in Turner client accounts, identify all issues presented to shareholders at such meetings, formulate a principled position on each such issue and ensure that proxies pertaining to all shares owned in client accounts are voted in accordance with such determinations.

Consistent with these duties, Turner has delegated certain aspects of the proxy voting process to Institutional Shareholder Services, and its Proxy Voter Services (PVS) subsidiary. PVS is a separate investment adviser registered under the Investment Advisers Act of 1940, as amended. Under an agreement entered into with Turner, PVS has agreed to vote proxies in accordance with recommendations developed by PVS and overseen by Turner, except in those instances where Turner has provided it with different direction.

Review and Oversight:

Turner has reviewed the methods used by PVS to identify and track shareholder meetings called by publicly traded issuers throughout the United States and around the globe. Turner has satisfied itself that PVS operates a system reasonably designed to identify all such meetings and to provide Turner with timely notice of the date, time and place of such meetings. Turner has further reviewed the principles and procedures employed by PVS in making recommendations on voting proxies on each issue presented, and has satisfied itself that PVS's recommendations are: (i) based upon an appropriate level of diligence and research, and (ii) designed to further the interests of shareholders and not serve other unrelated or improper interests. Turner, either directly or through its duly-constituted Proxy Committee, shall review its determinations as to PVS at least annually.

Notwithstanding its belief that PVS's recommendations are consistent with the best interests of shareholders and appropriate to be implemented for Turner's client accounts, Turner has the right and the ability to depart from a recommendation made by PVS as to a particular vote, slate of candidates or otherwise, and can direct PVS to vote all or a portion of the shares owned for client accounts in accordance with Turner's preferences. PVS is bound to vote any such shares subject to that direction in strict accordance with all such instructions. Turner, through its Proxy Committee, reviews on a regular basis the overall shareholder meeting agenda, and seeks to identify shareholder votes that warrant further review based upon either (i) the total number of shares of a particular company stock that Turner holds for its clients accounts, or (ii) the particular subject matter of a shareholder vote, such as board independence or shareholders' rights issues. In determining whether to depart from a PVS recommendation, the Turner Proxy Committee looks to its view of the best interests of shareholders, and provides direction to PVS only where in Turner's view departing from the PVS recommendation appears to be in the best interests of Turner's clients as shareholders. The Proxy Committee keeps minutes of its determinations in this regard.

Conflicts of Interest:

Turner stock is not publicly traded, and Turner is not otherwise affiliated with any issuer whose shares are available for purchase by client accounts. Further, no Turner affiliate currently provides brokerage, underwriting, insurance, banking or other financial services to issuers whose shares are available for purchase by client accounts.

Where a client of Turner is a publicly traded company in its own right, Turner may be restricted from acquiring that company's securities for the client's benefit. Further, while Turner believes that any particular proxy issues involving companies that engage Turner, either directly or through their pension committee or otherwise, to manage assets on their behalf, generally will not present conflict of interest dangers for the firm or its clients, in order to avoid even the appearance of a conflict of interest, the Proxy Committee will determine, by surveying the Firm's employees or otherwise, whether Turner, an affiliate or any of their officers has a business, familial or personal relationship with a participant in a proxy contest, the issuer itself or the issuer's pension plan, corporate directors or candidates for directorships. In the event that any such relationship is found to exist, the Proxy Committee will take appropriate steps to ensure that any such relationship (or other potential conflict of interest), does not influence Turner's or the Committee's decision to provide direction to PVS on a given vote or issue. Further to that end, Turner will adhere to all recommendations made by PVS in connection with all shares issued by such companies and held in Turner client accounts, and, absent extraordinary circumstances that will be documented in writing, will not subject any such proxy to special review by the Proxy Committee. Turner will seek to resolve any conflicts of interests that may arise prior to voting proxies in a manner that reflects the best interests of its clients.

Securities Lending:

Turner will generally not vote nor seek to recall in order to vote shares on loan in connection with client administered securities lending programs, unless it determines that a vote is particularly significant. Seeking to recall securities in order to vote them even in these limited circumstances may nevertheless not result in Turner voting the shares because the securities are unable to be recalled in time from the party with custody of the securities, or for other reasons beyond Turner's control.

Obtaining Proxy Voting Information:

To obtain information on how Turner voted proxies, please contact:

Andrew Mark, Director of Operations
and Technology Administration
c/o Turner Investment Partners, Inc.
1205 Westlakes Drive, Suite 100
Berwyn, PA 19312

Recordkeeping:

Turner shall retain its (i) proxy voting policies and procedures; (ii) proxy statements received regarding client statements; (iii) records or votes it casts on behalf of clients; (iv) records of client requests for proxy voting information, and (v) any documents prepared by Turner that are material in making a proxy voting decision. Such records may be maintained with a third party, such as PVS, that will provide a copy of the documents promptly upon request.


Adopted:  July 1, 2003
Last revised:  April 1, 2007

                            PART C: OTHER INFORMATION

Item 23.  Exhibits

         (a)(1) Agreement and Declaration of Trust of the Registrant dated January 26, 1996 is incorporated by reference to Exhibit 1 of the Registrant's Registration Statement as filed on February 1, 1996.

         (a)(2) Certificate of Amendment to Agreement and Declaration of Trust dated March 28, 1997 is incorporated by reference to
                    Exhibit 1(a) of the Registrant's Post-Effective Amendment No. 5 as filed on April 10, 1997.

         (a)(3) Certificate of Amendment to the Agreement and Declaration of Trust dated August 17, 2001 is incorporated by reference to Exhibit a(3) of the Registrant's Post-Effective Amendment No. 21 as filed on January 28, 2002.

         (b) By-Laws are incorporated by reference to Exhibit 2 of the Registrant's Registration Statement as filed on February 1, 1996.

         (c) Articles III, V, VI and VIII of the Agreement and Declaration of Trust of the Registrant dated January 26, 1996 are incorporated by reference to Exhibit 1 of the Registrant's Registration Statement as filed on February 1, 1996.

         (d)(1) Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit 5(a) of the Registrant's Post-Effective Amendment No. 4 as filed on January 28, 1997.

         (d)(2) Investment Advisory Agreement between Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit d(4) of the Registrant's Post-Effective Amendment No. 12 as filed on November 16, 1998.

         (d)(3) Form of Amended and Restated Investment Management Agreement between the Registrant and Turner Investment Management LLC is incorporated by reference to Exhibit (d)(3) of the Registrant's Post-Effective Amendment No. 43 as filed on November 17, 2006.

         (d)(4) Amended Schedule A to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit (d)(4) of the Registrant's Post-Effective Amendment No. 39 as filed on July 25, 2005.

         (d)(5) Amendment to Schedule A to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit (d)(5) of the Registrant's Post-Effective Amendment No. 38 as filed on May 31, 2005.

         (d)(6) Amendment to Schedule A to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit (d)(6) of the Registrant's Post-Effective Amendment No. 44 as filed on November 17, 2006.

         (d)(7) Contractual fee reduction commitment letter by Turner Investment Partners, Inc. is incorporated by reference to Exhibit (d)(7) of the Registrant's Post-Effective Amendment No. 50 as filed on January 25, 2008.

         (d)(8) Amendment to Schedule A to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit (d)(8) of the Registrant's Post-Effective Amendment No. 53 as filed on April 21, 2008.

         (d)(9) Amended Schedule A to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit (d)(9) of the Registrant's Post-Effective Amendment No. 61 as filed on May 5, 2009.

          (e)(1) Distribution Agreement between the Registrant and SEI Investments Distribution Co. is incorporated by reference to Exhibit (e) of the Registrant's Post-Effective Amendment No. 42 as filed on January 27, 2006.

         (e)(2) Amendment Number One to Distribution Agreement between the Registrant and SEI Investments Distribution Co. is incorporated by reference to Exhibit (e)(2) of the Registrant's Post-Effective Amendment No. 59 as filed on January 23, 2009.

         (f)        Not applicable.

         (g)(1) Custodian Agreement between the Registrant and PFPC Trust Company is incorporated by reference to Exhibit (g) of the Registrant's Post-Effective Amendment No. 32 as filed on January 28, 2003.

         (g)(2) Amended Schedule A to the Custodian Agreement between the Registrant and PFPC Trust Company is incorporated by reference to Exhibit (g)(2) of the Registrant's Post-Effective Amendment No. 43 as filed on November 17, 2006.

         (g)(3) Amendment to the Custodian Agreement between the Registrant and PFPC Trust Company is incorporated by reference to Exhibit (g)(3) of the Registrant's Post-Effective Amendment No. 50 as filed on January 25, 2008.

         (g)(4) Amendment to the Custodian Agreement between the Registrant and PFPC Trust Company is incorporated by reference to Exhibit (g)(4) of the Registrant's Post-Effective Amendment No. 59 as filed on January 23, 2009.

         (g)(5) Amended Exhibit A to the Custodian Agreement between the Registrant and PFPC Trust Company is incorporated by reference to Exhibit (g)(5) of the Registrant's Post-Effective Amendment No. 61 as filed on May 5, 2009.

         (h)(1) Amended and Restated Administration Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit (h)(1) of the Registrant's Post-Effective Amendment No. 51 as filed on February 22, 2008.

         (h)(2) Sub-Administration Agreement between Turner Investment Partners, Inc., and SEI Investments Mutual Fund Services is incorporated by reference to Exhibit (h)(2) of the Registrant's Post-Effective Amendment No. 21 as filed on January 28, 2002.

         (h)(3) Amended and Restated Sub-Administration Agreement between Turner Investment Partners, Inc., and SEI Investments Global Funds Services is incorporated by reference to Exhibit
                    (h)(3) of the Registrant's Post-Effective Amendment No. 59 as filed on January 23, 2009.

         (h)(4) Amended Schedule A to the Amended and Restated Sub-Administration Agreement between Turner Investment Partners, Inc. and SEI Investments Global Funds Services is incorporated by reference to Exhibit (h)(4) of the Registrant's Post-Effective Amendment No. 61 as filed on May 5, 2009.

         (h)(5) Transfer Agency Agreement between the Registrant and DST Systems, Inc. is incorporated by reference to Exhibit (h)(3) of the Registrant's Post-Effective Amendment No. 11 as filed on January 23, 1998.

         (h)(6) Contractual Fee/Expense Waiver Agreement between the Registrant and Turner Investment Partners, Inc. relating to the Core Growth 130/30 Fund, the Quantitative Broad Market Equity Fund and Institutional Shares of the Midcap Growth Fund is incorporated by reference to Exhibit (h)(4) of the Registrant's Post-Effective Amendment No. 53 as filed on April 21, 2008.

         (h)(7) Contractual Fee/Expense Waiver Agreement by and among the Registrant, Turner Investment Partners, Inc. and Turner Investment Management LLC is incorporated by reference to Exhibit (h)(5) of the Registrant's Post-Effective Amendment No. 50 as filed on January 25, 2008.

         (h)(8) Contractual Fee/Expense Waiver Agreement between the Registrant and Turner Investment Partners, Inc. relating to the Core Growth 130/30 Fund and the Quantitative Broad Market Equity Fund is incorporated by reference to Exhibit
                    (h)(6) of the Registrant's Post-Effective Amendment No. 55 as filed on June 16, 2008.

         (h)(9) Contractual Fee/Expense Waiver Agreement between the Registrant and Turner Investment Partners, Inc. relating to Investor Class Shares of the Turner International Core Growth Fund and the Turner Quantitative Large Cap Value Fund is incorporated by reference to Exhibit (h)(7) of the Registrant's Post-Effective Amendment No. 57 as filed on October 27, 2008.

          (h)(10) Contractual Fee/Expense Waiver Agreement by and among the Registrant, Turner Investment Partners, Inc. and Turner Investment Management LLC is incorporated by reference to Exhibit (h)(9) of the Registrant's Post-Effective Amendment No. 59 as filed on January 23, 2009.

         (h)(11) Contractual Fee/Expense Waiver Agreement between the Registrant and Turner Investment Partners, Inc. relating to Institutional and Investor Class Shares of the Turner Spectrum Fund is incorporated by reference to Exhibit
                    (h)(11) of the Registrant's Post-Effective Amendment No. 61 as filed on May 5, 2009.

         (h)(12) Contractual Fee/Expense Waiver Agreement between the Registrant and Turner Investment Partners, Inc. relating to Class C Shares of the Turner Spectrum Fund (to be filed by amendment).

          (i)(1)    Opinion of Counsel is incorporated by reference to Exhibit
                    (i) of the Registrant's Post-Effective Amendment No. 33 as filed on January 27, 2004.

         (i)(2) Opinion of Counsel with respect to Class I Shares of the Turner Core Growth Fund is incorporated by reference to Exhibit (i) of the Registrant's Post-Effective Amendment No. 36 as filed on January 31, 2005.

         (i)(3) Opinion of Counsel with respect to Class II Shares of the Turner Core Growth Fund is incorporated by reference to Exhibit (i) of the Registrant's Post-Effective Amendment No. 40 as filed on July 27, 2005.

         (i)(4) Opinion of Counsel with respect to Class I Shares of the Turner Large Cap Value Fund is incorporated by reference to Exhibit (i) of the Registrant's Post-Effective Amendment No. 41 as filed on October 7, 2005.

         (i)(5) Opinion of Counsel with respect to Class II (the "Investor Class") Shares of the Turner Large Cap Growth Fund is incorporated by reference to Exhibit (i) of the Registrant's Post-Effective Amendment No. 47 as filed on January 26, 2007.

         (i)(6) Opinion of Counsel with respect to Classes I and II (to be known, respectively, as the "Institutional Class" and "Investor Class") of the Turner Midcap Equity Fund, is incorporated by reference to Exhibit (i) of the Registrant's Post-Effective Amendment No. 48 as filed on January 26, 2007.

         (i)(7) Opinion of Counsel with respect to Class I (the "Institutional Class") of the Turner International Core Growth Fund is incorporated by reference to Exhibit (i) of the Registrant's Post-Effective Amendment No. 49 as filed on January 26, 2007.

         (i)(8) Opinion of Counsel with respect to Class III (the "Institutional Class") of the Turner Midcap Growth Fund is incorporated by reference to Exhibit (i)(8) of the Registrant's Post-Effective Amendment No. 53 as filed on April 21, 2008.

         (i)(9) Opinion of Counsel with respect to Classes I (the "Institutional Class") and II (the "Investor Class") of the Turner Core Growth 130/30 Fund and the Turner Quantitative Broad Market Equity Fund is incorporated by reference to Exhibit (i)(9) of the Registrant's Post-Effective Amendment No. 55 as filed on June 16, 2008.

         (i)(10) Opinion of Counsel with respect to Class II (the "Investor Class") of the Turner International Core Growth Fund and the Turner Quantitative Large Cap Value Fund is incorporated by reference to Exhibit (i)(10) of the Registrant's Post-Effective Amendment No. 57 as filed on October 27, 2008.

         (i)(11) Opinion of Counsel with respect to Class II (the "Institutional Class") of the Turner Emerging Growth Fund and Class I (the "Institutional Class") of the Turner Small Cap Equity Fund is incorporated by reference to Exhibit
                    (i)(11) of the Registrant's Post-Effective Amendment No. 59 as filed on January 23, 2009.

         (i)(12) Opinion of Counsel with respect to Classes I (the "Institutional Class") and II (the "Investor Class") of the Turner Spectrum Fund is incorporated by reference to Exhibit
                    (i)(12) of the Registrant's Post-Effective Amendment No. 61 as filed on May 5, 2009.

         (i)(13) Opinion of Counsel with respect to Class C of the Turner Spectrum Fund (to be filed by amendment).

         (j)(1) Consent of Drinker Biddle & Reath LLP (to be filed by amendment).

         (j)(2) Consent of Independent Registered Public Accounting Firm (to be filed by amendment).

         (k)        Not applicable.

         (l)        Not applicable.

         (m)(1) Amended and Restated Rule 12b-1 plan is incorporated by reference to Exhibit (m)(1) of the Registrant's Post-Effective Amendment No. 45 as filed on November 30, 2006.

         (m)(2)     Rule 12b-1 plan (to be filed by amendment).

         (n)(1) Amended Rule 18f-3 Plan is incorporated by reference to Exhibit (n)(1) of Registrant's Post-Effective Amendment No. 51 as filed on February 22, 2008.

         (n)(2)     Amended Rule 18f-3 Plan (to be filed by amendment).

         (n)(3) Amended Schedule A to the Amended Rule 18f-3 Plan is incorporated by reference to Exhibit (n)(2) of the Registrant's Post-Effective Amendment No. 61 as filed on May 5, 2009.

         (o)        Reserved.

         (p)(1) Code of Ethics for the Registrant is incorporated by reference to Exhibit (p)(1) of the Registrant's Post-Effective Amendment No. 16 as filed on March 31, 2000.

         (p)(2) Revised Code of Ethics for Turner Investment Partners, Inc. and Turner Investment Management LLC is incorporated by reference to Exhibit (p)(2) of the Registrant's Post-Effective Amendment No. 38 as filed on May 31, 2005.

         (q) Powers of Attorney of Alfred C. Salvato, Janet F. Sansone, Robert E. Turner and John T. Wholihan are incorporated by reference to Exhibit (q) of the Registrant's Post-Effective Amendment No. 58 as filed on November 25, 2008.

Item 24.  Persons Controlled by or under Common Control with Registrant:

See the Prospectus and the Statement of Additional Information regarding the Registrant's control relationships.

Item 25.  Indemnification:

Article VIII of the Agreement and Declaration of Trust, which is incorporated by reference to Exhibit 1 of the Registration Statement, provides for the indemnification of the Registrant's Trustees and officers. Certain of the Trust's agreements with service providers also provide for indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.  Business and Other Connections of Investment Advisers:

Turner Investment Partners, Inc.

Turner Investment Partners, Inc. ("Turner") performs investment advisory services for the Registrant and certain other accounts. Set forth below are the names, businesses and business addresses of certain directors, officer and partners of Turner.

Turner Investment Partners, Inc.
------------------------------------ ----------------------------------- -------------------------------------------
  NAME AND POSITION WITH COMPANY               OTHER COMPANY             POSITION WITH OTHER COMPANY
------------------------------------ ----------------------------------- -------------------------------------------
------------------------------------ ----------------------------------- -------------------------------------------
Thomas R. Trala                      Turner Funds                        President
Chief Financial and Operating
Officer, Secretary                   Turner Investments Pte. Ltd.        Board Member & Chief Operating Officer

                                                                         Trustee
                                     Turner International Ltd.
                                                                         Board Member, President & Chief Operating
                                     Turner Investment Management LLC    Officer & Treasurer
------------------------------------ ----------------------------------- -------------------------------------------


------------------------------------ ----------------------------------- -------------------------------------------
Mark D. Turner                       Turner Investment Management, LLC   Chairman
Vice Chairman of the Board;          The Episcopal Academy
President, Senior                    (Newtown Square, PA)                Trustee
Portfolio Manager
------------------------------------ ----------------------------------- -------------------------------------------
------------------------------------ ----------------------------------- -------------------------------------------
Robert E. Turner                     Turner Funds                        Trustee
Chairman of the Board; Chief
Investment Officer                   Turner Investments Pte. Ltd.        Board Member

                                     Turner International Ltd. Trustee

                                     Bradley Trustee
                                     University
                                    (Peoria, IL)
------------------------------------ ----------------------------------- -------------------------------------------
------------------------------------ ----------------------------------- -------------------------------------------
Christopher K. McHugh                Philadelphia University             Trustee
Board Member, Vice President,
Senior Portfolio Manager
------------------------------------ ----------------------------------- -------------------------------------------

The principal address of Turner Investment Partners, Inc. and its subsidiary Turner Investment Management LLC is 1205 Westlakes Drive, Suite 100, Berwyn, PA, 19312. The principal address of Turner International Ltd. is 12 Plumtree Court, London, EC4A 4HT. The principal address of Turner Investments Pte. Ltd. is Penthouse Level, Suntec Tower Three, 8 Temasek Blvd, Singapore 038988.

Item 27.  Principal Underwriters

(a) Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

         SEI Daily Income Trust                                                 July 15, 1982
         SEI Liquid Asset Trust                                                 November 29, 1982
         SEI Tax Exempt Trust                                                   December 3, 1982
         SEI Institutional Managed Trust                                        January 22, 1987
         SEI Institutional International Trust                                  August 30, 1988
         The Advisors' Inner Circle Fund                                        November 14, 1991
         The Advisors' Inner Circle Fund II                                     January 28, 1993
         Bishop Street Funds                                                    January 27, 1995
         SEI Asset Allocation Trust                                             April 1, 1996
         SEI Institutional Investments Trust                                    June 14, 1996
         Oak Associates Funds                                                   February 27, 1998
         CNI Charter Funds                                                      April 1, 1999
         iShares Inc.                                                           January 28, 2000
         iShares Trust                                                          April 25, 2000
         Optique Funds, Inc. (f/k/a Johnson Family Funds, Inc.)                 November 1, 2000
         Causeway Capital Management Trust                                      September 20, 2001
         Barclays Global Investors Funds                                        March 31, 2003
         SEI Opportunity Fund, LP                                               October 1, 2003
         The Arbitrage Funds                                                    May 17, 2005
         The Turner Funds                                                       January 1, 2006
         ProShares Trust                                                        November 14, 2005
         Community Reinvestment Act Qualified Investment Fund                   January 8, 2007
         SEI Alpha Strategy Portfolios, LP                                      June 29, 2007
         TD Asset Management USA Funds                                          July 25, 2007
         SEI Structured Credit Fund, LP                                         July 31, 2007
         Wilshire Mutual Funds, Inc.                                            July 12, 2008
         Wilshire Variable Insurance Trust                                      July 12, 2008
         Forward Funds                                                          August 14, 2008
         Global X Funds                                                         October 24, 2008
         Veritas Funds                                                          January 16, 2009

         The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").


(b) Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

------------------------------------------ --------------------------------------- ---------------------------------------
Name and Principal Business Address        Positions and Offices with Underwriter  Positions and Offices with Registrant
------------------------------------------ --------------------------------------- ---------------------------------------
------------------------------------------ --------------------------------------- ---------------------------------------
William M. Doran                           Director                                --
------------------------------------------ --------------------------------------- ---------------------------------------
------------------------------------------ --------------------------------------- ---------------------------------------
Edward D. Loughlin                         Director                                --
------------------------------------------ --------------------------------------- ---------------------------------------
------------------------------------------ --------------------------------------- ---------------------------------------
Wayne M. Withrow                           Director                                --
------------------------------------------ --------------------------------------- ---------------------------------------
------------------------------------------ --------------------------------------- ---------------------------------------
Kevin Barr                                 President & Chief Executive Officer     --
------------------------------------------ --------------------------------------- ---------------------------------------
------------------------------------------ --------------------------------------- ---------------------------------------
Maxine Chou                                Chief Financial Officer, Chief          --
                                           Operations Officer & Treasurer
------------------------------------------ --------------------------------------- ---------------------------------------
------------------------------------------ --------------------------------------- ---------------------------------------
Karen LaTourette                           Chief Compliance Officer, Anti-Money    --
                                           Laundering Officer & Assistant
                                           Secretary
------------------------------------------ --------------------------------------- ---------------------------------------
------------------------------------------ --------------------------------------- ---------------------------------------
John C. Munch                              General Counsel & Secretary             --
------------------------------------------ --------------------------------------- ---------------------------------------
------------------------------------------ --------------------------------------- ---------------------------------------
Mark J. Held                               Senior Vice President                   --
------------------------------------------ --------------------------------------- ---------------------------------------
------------------------------------------ --------------------------------------- ---------------------------------------
Lori L. White                              Vice President & Assistant Secretary    --
------------------------------------------ --------------------------------------- ---------------------------------------
------------------------------------------ --------------------------------------- ---------------------------------------
John Coary                                 Vice President & Assistant Secretary    --
------------------------------------------ --------------------------------------- ---------------------------------------
------------------------------------------ --------------------------------------- ---------------------------------------
John Cronin                                Vice President                          --
------------------------------------------ --------------------------------------- ---------------------------------------
------------------------------------------ --------------------------------------- ---------------------------------------
Robert Silvestri                           Vice President                          --
------------------------------------------ --------------------------------------- ---------------------------------------

Item 28.  Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

         (a) PFPC Trust Company, 8800 Tinicum Blvd, 3rd Flr, Philadelphia, PA 19153 (records relating to its function as custodian)

         (b) Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312 (records relating to its function as investment adviser and administrator)

         (c) SEI Investments Mutual Funds Services, One Freedom Valley Drive, Oaks, Pennsylvania 19456 (records relating to its function as sub-administrator)

         (d) DST Systems, Inc., Kansas City Missouri, 64121 (records relating to its functions as transfer agent and dividend disbursing agent)

         (e) Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA 19103 (records relating to the Registrant's Agreement and Declaration of Trust, By-Laws and minute books)

Item 29. Management Services: All management services contracts are discussed in parts A & B of this Registration Statement.

Item 30.  Undertakings:  None

                                   SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it has caused this Post-Effective Amendment No. 62 ("PEA No. 62") to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Berwyn, Commonwealth of Pennsylvania on the 15th day of May, 2009.

                                  TURNER FUNDS

                                          By: /s/ Michael Lawson
                                          --------------------------------------
                                          Michael Lawson
                                          Controller and Chief Financial Officer


         Pursuant to the requirements of the 1933 Act, this PEA No. 62 has been signed below by the following persons in the capacities and on the dates indicated.

*ROBERT E. TURNER                             Trustee                          May 15, 2009
-----------------------------------
Robert E. Turner

*JANET F. SANSONE                             Trustee                          May 15, 2009
-----------------------------------
Janet F. Sansone

* ALFRED C. SALVATO                           Trustee and Chairman of the      May 15, 2009
-----------------------------------
Alfred C. Salvato                             Board

* JOHN T. WHOLIHAN                            Trustee                          May 15, 2009
-----------------------------------
John T. Wholihan

/s/ Thomas R. Trala                           President and Chief Executive    May 15, 2009
-----------------------------------
Thomas R. Trala                               Officer

/s/ Michael Lawson                            Controller and Chief Financial   May 15, 2009
-----------------------------------
Michael Lawson                                Officer

*By:     /s/ Brian F. McNally
         Brian F. McNally
         Attorney-In-Fact (pursuant to Power of Attorney)

